Protective Investment Company

Semi-Annual Report

Cumberland
Hudson's Bay
Labrador
C.Farewell
Newfoundland
C.Breton I.
N.Scotia
C.Charles
Winnipeg L.
L. Superior
CANADA
AMERICA
New York
C.Cod
Washington
UNITED STATES
Chesapeak B.
Charlestown
New Orleans
GULF OF MEXICO
MEXICO
C.S.Lucas
Mexico
Socoro
Guatimala
CUBA
Jamaica
Domingo
CARIBBEAN SEA
EAST WEST VARIATION
Azores
Cape Verde
Bay of Panama
Sta Fe
COLOMBIA
GUIANA
Galapagos
G. of Guayaquil
C.Blanco
R.Amazon or Maranon
Para
Natal
SOUTH AMERICA
Lima
PERU
St Salvador or Bahia
Rio Janeiro
C.Frio
BRAZIL
Easter I.
S.Felix
Valparaiso
Juan Fernandez Is
Buenos Ayres
R.Grande
R.de la Plata
CHILI
Valdivia
New Cornwall
New Hanover
Athabasca L.
Gt. Slave L.
ATLANTIC OCEAN

June 30, 2000

Performance and Portfolio Review by Fund

Protective Global Income Fund4
Managed by Goldman Sachs Asset Management International

Performance Review--Over the six month period ended June 30, 2000, the Fund generated a 3.15% cumulative total return.1 Over the same time period, the Fund's benchmark, the J.P. Morgan Global Government Bond Index (hedged into U.S. dollars), generated a cumulative total return of 4.49%

The Fund's underperformance versus it benchmark is attributable to several factors. Widening swap spreads in the U.S. early in the year, poor results from our holdings in the South African bond market, and an overweight exposure to the Australian dollar relative to the benchmark all detracted from results.

Portfolio Highlights

Two strategies worked particularly well during the period. The Fund was able to take advantage of the flattening of yields curves in both Europe and the U.S., which resulted from tighter monetary policy and declining supply of government bonds. In addition, the Fund benefited from declining yields in both Europe and the U.S.

Outlook

We believe that a tighter monetary policy, weaker global equity markets and higher oil prices will have an appreciable negative impact on the U.S. economy sooner than the market is currently anticipating. As a result, we continue to hold a long duration position in the U.S. While maintaining a bullish view, we do expect central banks to tighten monetary policy further this year, as inflation risks are still apparent.

In Euroland, the major themes are strong growth, rising inflationary pressures, and a weak currency. The markets are currently discounting that the European Central Bank will tighten more than the Fed over the next 12-18 months, especially given the disappointing inflation numbers issued throughout June in Euroland. However bonds are likely to be supported by forthcoming mobile phone license auctions, which are expected to underpin Euroland public finances. This, in turn, could lead to diminishing supply of government bonds.

We hold a short Japanese position, based on our view that Capex-related indicators recently announced suggest further upside on Capex. Upward trends in job-applicant ratios, real wages and overtime incomes all show an improving labor environment. In addition, we expect to see the zero interest rate policy terminated, potentially in the next one to three months, as we see increasing signs of a recovery in the demand side of the economy.

Bond Allocation as of June 30, 2000*

Country of Issuer	Percentage of Net Assets
United States	29.9%
France	13.5
Japan	12.9
United Kingdom	11.8
Italy	5.8
The Netherlands	3.2
Spain	3.2
Canada	2.9
Germany	2.8
Greece	2.3

Goldman Sachs Global Fixed Income Portfolio Management Team
July 17, 2000

1,4,* Please see page 9 for disclosures.

Protective International Equity Fund3
Managed by Goldman Sachs Asset Management International

Performance Review -- Over the six month period that ended June 30, 2000 the Fund generated a -2.40% cumulative total return.1 Over the same time period, the Fund's benchmark, the MSCI EAFE Index (unhedged with dividends reinvested) generated an aggregate total return of -3.95%.

The Fund's stronger relative performance versus the benchmark was largely the result of stock selection and regional allocation decisions. Over the last few months we have also moved to reduce the size of our sector positions (overweight or underweight), in response to high market volatility and intra-market rotation. We have focused instead on our key strength, bottom-up stock selection.

Regional Overview

European equity markets took their lead from the U.S. during the first six months of the year. Early in the period the markets rose, although the rally was limited largely to stocks in the Technology, Media and Telecommunications (TMT) sectors. However, the markets, and in particular TMT stocks, fell sharply during the second quarter, as continued concern over the direction of interest rates and the prospects for 'new economy' stocks undermined investor confidence. Data in Europe continued to paint a positive picture for the region's economy. Despite this strong underlying activity and positive earnings trends, however, European markets were unsettled by two interest rate hikes, of an aggregate 75 basis points by the European Central Bank. Extreme volatility continued to characterize the market, compounded by thin trading volumes.

In Japan, the Topix declined during the reporting period, with the market suffering from volatility in the U.S. Nasdaq market. Large-cap growth stocks in the information technology (IT) sectors led the decline, and investors rotated toward domestic-related sectors such as glass, non-ferrous metals and air transportation, which had lagged in previous years. Toward the end of the period some of the electronics stocks started to rebound, signaling that investors' focus on IT stocks was gradually rebuilding. Corporate results for the year ending March 2000 were announced, confirming improving corporate fundamentals.

After rising sharply in 1999, the Asian markets have generally fared poorly thus far in 2000. Hong Kong has been among the worst performers of the major markets, as rising interest rates in the U.S. has led directly to pressures on rates in Hong Kong. This, in turn, has forced down the prices of interest rate sensitive companies in the banking and property sectors. Singapore has also trended downward as interest rates have risen, but it has outperformed the regional weakness.

Portfolio Highlights

•  Telefonica: During the period we added to our position in Telefonica, Spain's incumbent telephone company, which also has substantial operations in Latin America. The firm has transformed itself from a telephone utility into a major player in the sphere of global media and telecommunications. It has benefited from a recovery in Latin American markets, as well as generating good performance from its well-managed Spanish operations.

•  Canon Inc.: Canon is one of the leading imaging equipment companies in the world. Its business model is very stable, with recurring sales of consumable products (ink and cartridges), coupled with revenue generated from its line of printers and copiers. The company suffered last year from the yen's strength and an inventory adjustment at its largest customer. However, its business performance is well ahead of its budget this year, with strong shipment of laser beam printer cartridges. Canon's management has focused on better asset management, reducing net working capital and generating free cash flow.

•  Hutchison Whampoa: Hutchison Whampoa is one of the largest stocks in the Asian region, with interests in real estate, transportation and infrastructure, and telecommunications. In addition to its direct exposure to the Internet, it has a compelling business strategy for realizing profit gains from efficiency improvements in its core businesses through technological improvements.

1,3 Please see page 9 for disclosures.

Outlook

•  Europe -- Looking ahead, our constructive view of Continental Europe continues to reflect a favorable combination of positive long-term structural developments, blended with strong medium-term economic and corporate fundamentals. The key structural trends include the maturing of the savings and pensions industry, and the evolution of the region from a series of parochial national market places to a single pan-Eurpoean market. In addition, the creation of a single European market continues to facilitate the high levels of mergers and acquisition activity in the region. Finally, the current business climate continues to be positive, evidenced by the substantial tide of rising earnings expectations.

•  Japan -- After weak performance during the first half of the year, market valuations have now come down to fairly reasonable levels. Current price-to-earnings are now hovering at 40 times, versus 60 times at the end of last year. In addition, corporate earnings are expected to continue their upward trend during the next two years. A potential risk to stocks includes the growing likelihood that government authorities will change their monetary stance by terminating the zero interest rate policy. This would likely be viewed unfavorably, at least in the short run. Another factor that needs close monitoring is the U.S. stock market. If U.S. stocks remain volatile, as they were in the first half of this year, investors' sentiment in the domestic market will also likely be negatively affected.

•  Asia -- Looking ahead, Asia continues to be the world leader in technology production companies, manufacturing the vast majority of the world's key technology goods. We expect that the benefits to the economies of Taiwan, Korea, India and Singapore will be dramatic. This should allow for the development of critical mass for companies in software and hardware that should spur self-sustaining growth.

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Country	Line of Business	Percentage of Net Assets
Vodafone Airtouch PLC	United Kingdom	Telecommunications	3.5%
Nokia Oyj	Finland	Telecommunications	2.8
Telefonaktiebolaget LM Ericsson AB	Sweden	Telecommunications	2.1
Nippon Telegraph & Telephone Corp.	Japan	Communication Services	1.9
Telefonica SA	Spain	Telecommunications	1.8
Royal Dutch Petroleum Co.	The Netherlands	Oil & Gas Services	1.6
Glaxo Wellcome PLC	United Kingdom	Pharmaceuticals	1.6
BP Amoco PLC	United Kingdom	Oil & Gas Services	1.5
Total Fina SA	France	Oil & Gas Services	1.5
Ing Groep N.V.	The Netherlands	Financial Services	1.5

Goldman Sachs International Equity Portfolio Management Team
July 17, 2000

* Please see page 9 for disclosures.

Protective Capital Growth Fund4
Managed by Goldman Sachs Asset Management

Performance Review -- Over the six month period that ended June 30, 2000 the Fund generated a 1.94% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a -0.42% cumulative total return.

The Fund's outperformance was primarily attributable to stock selection and sector allocation. In particular, our overweight in the Consumer Staples and underweight in the Technology sector boosted results during this very volatile period in the financial markets. While the Fund wasn't immune to the steep decline in Technology stocks that occurred during the period, its holdings in the semiconductor industry performed relatively well due to ongoing robust demand

Portfolio Highlights

•  Nabisco Group Holdings: Nabisco moved up significantly when it was announced that another Fund holding, Philip Morris would purchase the company. This transaction will fill a gap in Philip Morris's vast Kraft Foods areas, bolstering the company as the world's second largest food company.

•  Pfizer Inc.: Our holding in Pfizer performed well, as the U.S. Federal Trade Commission voted to approve its purchase of Warner-Lambert. We believe this merger will position the combined company (now known as Pfizer) with the industry's deepest pipeline and largest R&D budget.

Outlook

While we neither make nor rely on economic forecasts to make investment decisions, we are generally bullish on the U.S. economy. Over the last decade, global communication has increased, due to significant technological advances and a generally peaceful world political environment. We believe that this trend, combined with favorable demographic trends, will benefit U.S. companies over the long term. More fundamentally, though, we continue to focus on the core business characteristics which provide a foundation for a long-term growth, such as strength of franchise, quality of management, and free cash flow, along with favorable demographic trends. We believe that the enduring competitive advantage of the companies we own, based on the criteria mentioned above, may even withstand an uncertain market environment.

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
General Electric Co.	Diversified Manufacturing	4.0%
Intel Corp.	Semiconductors	3.5
Microsoft Corp.	Computer Software & Services	3.5
Pfizer, Inc.	Drugs & Health Care	3.5
Cisco Systems, Inc.	Computer Hardware/Software & Services	3.5
Exxon Mobil Corp.	Oil	2.2
Bristol Myers Squibb Co.	Drugs & Health Care	2.2
Wal-Mart Stores, Inc.	Retail	2.0
Nortel Networks Corp.	Telecommunications	2.0
Oracle Corp.	Computer Software & Services	2.0

Goldman Sachs Growth Equity Investment Management Team
July 17, 2000

1, 4, * Please see page 9 for disclosures.

Protective Growth and Income Fund4
Managed by Goldman Sachs Asset Management

Performance Review -- Over the six month period ended June 30, 2000 the Fund generated a -0.18% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested), generated a -0.42% cumulative total return.

The Fund's outperformance versus its benchmark was due in part to careful stock selection and sector allocation. On a macro level, the Fund enhanced it performance through its exposure to stocks involved in merger and acquisition activity. In addition, our underweight position in technology and telecommunications stocks relative to the S&P 500 Index aided performance. This was particularly evident during the severe correction that occurred in the technology section from mid-March through May.

Portfolio Highlights

Warner Lambert and Pfizer: Our exposure to both Warner Lambert Co. and Pfizer Inc. (3.3%) aided results, as these companies appreciated due to the merger between the two rival drug firms. We believe this merger will position the combined company (now known as Pfizer) with the industry's deepest pipeline and largest R&D budget.

Convergys Corp.: Convergys produced very strong results for the Fund during the second quarter. The company utilizes state-of-the-art technology to provide billing services and call centers to cellular phone businesses.

Outlook

Recent signs of slower economic growth in the U.S. suggest a decreased likelihood of significant tightening by the Federal Reserve Board for the remainder of the year. Reasonable growth in the U.S., stronger demand growth outside of the U.S. (particularly in Asia), and a moderation in energy prices would be a combination of factors which would be quite beneficial to many of the traditional industrial and financial companies in the Fund. We expect to continue focusing our investments in firms that use information-based tools to improve their cost positions, their distribution to customers, their product development, or their raw material costs. In addition, we believe that many "old economy" companies will prove to be extremely rewarding investments as they use new tools to drive shareholder value and create increasing competitive distance from others in their industry.

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Intel Corp.	Semiconductors	3.8%
General Electric Co.	Diversified Manufacturing	3.8
Pfizer, Inc.	Drugs & Health Care	3.3
Cisco Systems, Inc.	Computer Hardware/Software & Services	3.3
Microsoft Corp.	Computer Software & Services	2.9
Wal-Mart Stores, Inc.	Retail	2.5
Exxon Mobil Corp.	Oil	2.2
Citigroup, Inc.	Banks	2.1
Convergys Corp.	Business Services	2.1
XL Capital Ltd.	Insurance	1.9

Goldman Sachs Value Management Team
July 17, 2000

1, 4, * Please see page 9 for disclosures

Protective CORESM U.S. Equity Fund
Managed by Goldman Sachs Asset Management

Performance Review -- Over the six month period that ended June 30, 2000 the Fund generated a -0.86% cumulative total return.1 Over the same time period the Fund's benchmark, the Standard & Poor's 500 Index (with dividends reinvested) generated a -0.42% cumulative total return.

The CORE strategy is a well-defined investment process that has historically provided consistent, risk-managed performance. The diversification of our models typically adds value, because when one theme doesn't work, others usually do. For example, when momentum stocks underperform, value stocks typically advance more than average.

During much of the reporting period, our themes produced results that were contrary to what we would expect. This was typically the result of the extreme volatility in the financial markets. For example, Value struggled most in May and June, whereas Momentum and Stability had their most difficult months in April and May. Turning to sector-specific performance, the Fund's investments in consumer non-cyclicals and utilities outpaced their peers in the index. On the other hand, Fund investments in consumer services, consumer cyclicals, technology and telecommunications all lagged those in the index in recent months.

Outlook

To a large extent, the market's returns were driven by relatively few stocks, and return dispersion (the difference between the best- and worst-performing stocks) remained quite high during the reporting period. Going forward, we continue to believe that cheaper stocks should outpace more expensive ones, good momentum stocks should do better than poor momentum stocks, lower-risk stocks should perform better than higher risk stocks, as should those favored by research analysts. As such, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
General Electric Co.	Diversified Manufacturing	4.3%
Intel Corp.	Semiconductors	3.3
Cisco Systems, Inc.	Computer Hardware/Software & Services	3.2
Pfizer, Inc.	Drugs & Health Care	3.1
Microsoft Corp.	Computer Software & Services	2.8
Exxon Mobil Corp.	Oil	2.4
Citigroup, Inc.	Banks	2.4
Nortel Networks Corp.	Telecommunications	2.3
Oracle Corp.	Computer Software & Services	2.1
Royal Dutch Petroleum Co.	Oil	1.7

Goldman Sachs Quantitative Equity Management Team
July 17, 2000

1,* Please see page 9 for disclosures.

Protective Small Cap Value Fund2,4
Managed by Goldman Sachs Asset Management

Performance Review

Over the six month period that ended June 30, 2000 the Fund generated a 13.03% cumulative total return1. Over the same time period, the Fund's benchmark, the Russell 2000 Value Index (with dividends reinvested) generated a 5.84% cumulative total return.

The Fund's outperformance was largely due to strong stock selection across a wide variety of industries, including energy, technology and consumer services. In addition, the Fund's underweight in banks was a positive, as the uncertain interest rate environment and concerns over credit risk have been detrimental to performance in this sector.

Portfolio Highlights

Methanex Corp. and Swift Energy Co.: Methanex and Swift Energy both contributed strongly to Fund performance during the reporting period. Methanex, the world's leading producer of methanol, experienced gains due to rising natural gas prices, which forced high cost competitors to raise their prices. Swift Energy, an exploration and production company, has benefited from a cyclical upswing in natural gas prices, and positive exploration results in New Zealand.

Advo, Inc.: Advo is the nation's largest direct mail company, targeting distribution to consumer households in the United States on a national, regional and local basis. The firm's stock has appreciated substantially due to continuing improvements in their profitability.

Outlook

Recent signs of slower economic growth in the U.S. suggest a decreased likelihood of significant tightening by the Federal Reserve Board for the remainder of the year. Reasonable growth in the U.S., stronger demand growth outside of the U.S. (particularly in Asia), and a moderation in energy prices would be a combination of factors which would be quite beneficial to many of the traditional industrial and financial companies in the Fund. We expect to continue focusing our investments in firms that use information-based tools to improve their cost positions, their distribution to customers, their product development, or their raw material costs. In addition, we believe that many "old economy" companies will prove to be extremely rewarding investments as they use new tools to drive shareholder value, and create increasing competitive distance from others in their industry.

Top 10 Portfolio Holdings as of June 30, 2000*

Company	Line of Business	Percentage of Net Assets
Methanex Corp.	Chemicals	2.1%
Denison International PLC	Machinery	2.1
General Semiconductor, Inc.	Semiconductors	2.1
ADVO, Inc.	Commercial Services	2.0
Mortons Restaurant Group, Inc.	Restaurants	1.8
Movado Group, Inc.	Retail	1.8
Pacific Century Financial Corp.	Banks	1.8
ITT Educational Services, Inc.	Education	1.8
Teekay Shipping Corp.	Transportation	1.8
AGCO Corp.	Agriculture Equipment	1.7

Goldman Sachs Value Management Team
July 17, 2000

1,2,4,* Please see page 9 for disclosures.

* Opinions expressed in this report represent our present opinions only. Reference to individual securities should not be construed as a commitment that such securities will be retained in the Fund. From time to time the Fund may change the individual securities it holds, the number or types of securities held and the markets in which it invests. References to individual securities do not constitute a recommendation to the investor to buy, hold or sell such securities. In addition, references to past performance of the Fund do not indicate future returns, which are not guaranteed and will vary. Furthermore, the value of shares of the Fund may fall as well as rise.

1 Fund results represent past performance and do not indicate future results. Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at the net asset value per share on the last day of the period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. The value of an investment and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

 Further, all performance data is historical and includes changes in share price and reinvestment of dividends and capital gains. Performance numbers are net of all Fund operating expenses but do not reflect any fees and charges imposed in connection with a variable annuity or variable life insurance contract. If the performance information included the effect of these charges or had Protective Life Insurance Company or Protective Investment Advisors, Inc. not reimbursed certain Fund expenses, total returns would be lower.

2 The stocks of smaller companies are often associated with higher risks and greater volatility than stocks or larger companies. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

3 Emerging market securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.

4 The Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

PROTECTIVE GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description		Principal Amount (000)	U.S.$ Value
CORPORATE BONDS—26.4%
CANADA—0.5%
North America Capital Corp.
8.250%, 11/17/2003	GBP	200	$306,802

FRANCE—0.8%
Credit National Interfinance BV
7.000%, 11/14/2005	USD	500	482,698

GERMANY—1.6%
Deutsche Telekom AG
7.750%, 06/15/2005	EUR	500	499,130
LB Rheinland-Pfalz Girozent
5.750%, 10/16/2003	EUR	511	492,227

			991,357

JAPAN—2.0%
Asian Development Bank
5.820%, 06/16/2028	USD	500	460,600
European Investment Bank
2.125%, 09/20/2007	JPY	50,000	490,252
International Bank for Reconstruction & Development
2.000%, 02/18/2008	JPY	30,000	293,754

			1,244,606

NORWAY—0.5%
Sparebanken Rogaland
9.200%, 08/18/2009	USD	300	305,738

SPAIN—0.5%
BSCH Issuance Ltd.
7.625%, 11/03/2009	USD	300	298,026

THE NETHERLANDS—1.8%
GMAC International Finance
5.000%, 01/18/2005	EUR	700	645,769
ICI Investments BV
7.625%, 08/21/2007	GBP	300	460,926

			1,106,695

UNITED KINGDOM—6.9%
Abbey National Treasury
8.000%, 04/02/2003	GBP	700	$1,093,498
B.A.T. International Finance
4.875%, 02/25/2009	EUR	500	404,281
Cable & Wireless PLC
6.500%, 12/16/2003	USD	400	385,684
Diageo Capital PLC
6.000%, 03/27/2003	USD	200	193,920
Eastern Electricity PLC
8.375%, 03/31/2004	GBP	300	468,892
Gemeenten N.V.
6.375%, 03/30/2005	GBP	100	150,636
Imperial Tobacco Group PLC
7.125%, 04/01/2009	USD	400	358,550
National Westminster Bank
7.375%, 10/01/2009	USD	400	388,756
Royal Bank of Scotland
5.250%, 07/22/2008	DEM	800	367,681
Standard Charter Bank
5.375%, 05/06/2009	EUR	200	173,852
Tyco International Group S.A.
6.125%, 04/04/2007	EUR	310	286,641

			4,272,391

UNITED STATES—11.8%
Ameritech Capital Fund
5.875%, 02/19/2003	USD	400	384,102
Associates Corp. of North America
5.800%, 04/20/2004	USD	400	374,656
Bank of America Corp.
6.625%, 06/15/2004	USD	600	580,080
Clear Channel Communications, Inc.
6.500%, 07/07/2005	EUR	500	475,570
Ford Motor Credit Co.
6.125%, 04/28/2003	USD	700	674,464
7.875%, 06/15/2010	USD	300	299,946
Household Finance Corp.
6.125%, 02/27/2003	USD	600	576,579

The accompanying notes are an integral part of the financial statements.

Lehman Brothers Holdings PLC
6.950%, 06/22/2004	GBP	400	$595,087
MEPC Finance, Inc.
7.500%, 05/01/2003	USD	500	498,760
Merrill Lynch & Co., Inc.
6.000%, 02/12/2003	USD	400	386,824
Niagara Mohawk Power Co.
7.625%, 10/01/2005	USD	227	223,159
Phillips Petroleum Co.
8.500%, 05/25/2005	USD	250	254,645
Prudential Insurance Company of America
6.375%, 07/23/2006	USD	600	555,616
Santander Financial Issuances
7.750%, 05/15/2005	USD	400	401,364
TRW Inc.
7.125%, 06/01/2009	USD	600	550,547
Tyco International Ltd.
6.875%, 09/05/2002	USD	400	392,508

			7,223,907

TOTAL CORPORATE BONDS— (Cost $17,198,336)			16,232,220

GOVERNMENT AND AGENCY SECURITIES—65.7%
BELGIUM—1.6%
Kingdom of Belgium
6.500%, 03/31/2005	EUR	500	498,574
4.750%, 09/28/2005	EUR	500	464,557

			963,131

CANADA—2.4%
Government of Canada
5.500%, 06/01/2009	CAD	2,200	1,450,068

DENMARK—1.7%
Kingdom of Denmark
8.000%, 05/15/2003	DKK	8,000	1,078,889

FRANCE—12.7%
Government of France
3.000%, 07/12/2001	EUR	500	$468,789
4.500%, 07/12/2002	EUR	4,200	3,967,523
3.500%, 07/12/2004	EUR	800	721,388
4.000%, 10/25/2009	EUR	380	327,420
5.500%, 04/25/2029	EUR	600	564,629
Republic of France
5.500%, 04/25/2010	EUR	1,800	1,732,724

			7,782,473

GERMANY—1.2%
Republic of Deutschland
4.500%, 07/04/2009	EUR	800	725,418

GREECE—2.3%
Republic of Greece
6.300%, 01/29/2009	GRD	490,000	1,405,436

ITALY—5.8%
Republic of Italy
3.750%, 06/08/2005	JPY	60,000	635,222
4.250%, 11/01/2009	EUR	800	691,891
6.500%, 11/01/2027	EUR	2,200	2,264,550

			3,591,663

JAPAN—10.9%
Government of Japan
0.900%, 12/22/2008	JPY	650,000	5,751,899
1.500%, 03/20/2019	JPY	110,000	924,968

			6,676,867

SPAIN—2.6%
Government of Spain
4.750%, 03/14/2005	JPY	20,000	220,079
Kingdom of Spain
4.500%, 07/30/2004	EUR	1,500	1,390,727

			1,610,806

THE NETHERLANDS—1.5%
Kingdom of Netherlands
3.000%, 02/15/2002	EUR	1,000	925,582

The accompanying notes are an integral part of the financial statements.

UNITED KINGDOM—4.8%
U.K. Treasury
7.250%, 12/07/2007	GBP	800	$1,337,865
9.000%, 08/06/2012	GBP	400	811,316
8.000%, 06/07/2021	GBP	100	217,735
6.000%, 12/07/2028	GBP	300	566,232

			2,933,148

UNITED STATES—18.2%
United States Treasury Bonds
6.125%, 11/15/2027	USD	4,900	4,889,269
6.250%, 05/15/2030	USD	800	839,376
United States Treasury Notes
5.875%, 11/15/2004	USD	3,700	3,646,239
3.625%, 01/15/2008	USD	636	616,388
4.750%, 11/15/2008	USD	300	272,436
6.000%, 08/15/2009	USD	900	892,827

			11,156,535

TOTAL GOVERNMENT AND AGENCY SECURITIES— (Cost $40,198,013)			40,300,016

	SHORT TERM INVESTMENT—7.9%
TIME DEPOSIT—7.9%
State Street Bank and Trust Co. Eurodollar Time Deposit
6.750%, 07/03/2000	USD	4,829	4,829,000

TOTAL SHORT TERM INVESTMENT— (Cost $4,829,000)			4,829,000

TOTAL INVESTMENTS— (Cost $62,225,349)—100.0%			$61,361,236

OTHER INFORMATION
At June 30, 2000, the Global Income Fund had open futures and short futures contracts as follows:
Future	Expiration	Contracts	Market Value	Unrealized Gain
U.S. Treasury Note 10 yr	Sep 00	4	$393,938	$10,902
Short Future	Expiration	Contracts	Market Value	Unrealized Loss
U. S. Treasury Note 2 yr	Sep 00	13	$(2,578,875)	$4,331
U. S. Treasury Note 5 yr	Sep 00	18	$(1,782,281)	$38,746

		31	$(4,361,156)	$43,077

*	Denotes non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description	Shares	U.S.$ Value
COMMON STOCK—98.9%
AUSTRALIA—2.4%
Broken Hill Proprietary Co. Ltd.	60,352	$712,847
National Australia Bank Ltd.	63,251	1,055,305
News Corp.	92,934	1,278,321
Tabcorp Holdings Ltd.	81,791	469,585
Telstra Corp. Ltd.	364,631	1,478,498
Woolworths Ltd.	124,494	459,007

		5,453,563

FINLAND—3.2%
Nokia Oyj	123,804	6,317,562
Sonera Oyj	17,615	803,014

		7,120,576

FRANCE—11.4%
Accor SA	15,878	650,764
Air Liquide SA	10,274	1,339,854
Alcatel	32,445	2,128,000
AXA SA	15,080	2,375,486
Banque Nationale de Paris (BNP)	14,874	1,431,382
Cap Gemini SA	3,785	666,698
Carrefour Supermarche SA	16,582	1,133,488
France Telecom SA	16,133	2,254,879
Lafarge SA	11,151	866,573
LVMH (Louis Vuitton Moet Hennessy)*	1,900	783,437
Renault SA	18,305	831,848
Rhodia SA	17,061	286,671
Rhone-Poulenc SA	32,384	2,363,606
STMicroelectronics N.V.	29,606	1,865,481
Total Fina SA	21,950	3,365,481
Valeo SA	17,186	918,819
Vivendi	23,586	2,081,749

		25,344,216

GERMANY—6.6%
Allianz AG	4,878	1,752,440
DaimlerChrysler AG	10,165	530,158
Deutsche Bank AG	27,343	2,250,197
Deutsche Lufthansa AG	43,798	1,012,316
Deutsche Telekom AG	45,286	2,585,427
E.On AG	19,926	$960,699
HypoVereinsbank	10,166	656,673
Muenchener Rueckversicherungs-Gesellschaft AG	3,137	985,321
Preussag AG	11,944	385,990
Sap AG*	6,030	1,113,949
Siemens AG	15,780	2,380,297

		14,613,467

HONG KONG—2.0%
Cable & Wireless HKT. Ltd.	287,200	633,678
China Telecom Ltd.*	68,000	599,705
Giordano International Ltd.	352,000	535,078
Hang Seng Bank Ltd.	95,500	903,486
Hutchison Whampoa Ltd.	136,400	1,714,733

		4,386,680

IRELAND—0.6%
Bank of Ireland	217,033	1,361,865

ITALY—3.6%
Banca Nazionale del Lavoro (BNL)	209,814	739,142
San Paolo-IMI SPA	156,832	2,783,436
Telecom Italia SPA	401,181	4,572,162

		8,094,740

JAPAN—27.7%
Aderans Co.	34,400	1,591,857
Advantest Corp.	10,100	2,251,214
Asahi Chemical Industry Co. Ltd.	118,000	834,080
Asahi Glass Co. Ltd.	149,000	1,664,059
Bridgestone Corp.	53,000	1,121,389
Canon, Inc.	54,000	2,687,150
Chiba Bank Ltd.	282,000	1,113,595
Circle K Japan Co.	31,800	1,153,857
Daiwa Securities Group, Inc	81,000	1,068,753
FANUC Ltd.	21,800	2,216,880
Fuji Bank Ltd.	180,000	1,367,325
Fuji Photo Film Co.	43,000	1,758,824
Fujitsu Ltd.	35,000	1,210,593
Honda Motor Co. Ltd.	22,000	748,504
Kao Corp.	69,000	2,106,970

The accompanying notes are an integral part of the financial statements.

Kirin Brewery Co. Ltd.	143,000	$1,785,731
Mitsui Marine & Fire	320,000	1,538,099
NEC Corp.	54,000	1,694,736
NGK Insulators Ltd.	56,000	693,502
Nintendo Co.	3,500	610,904
Nippon Telegraph & Telephone Corp.	320	4,252,392
Nomura Securities Co. Ltd.	45,000	1,100,561
NTT Corp.	37	1,000,801
Ricoh Co. Ltd.	100,000	2,115,829
Rohm Co. Ltd.	6,600	1,928,279
Ryohin Keikaku Co., Ltd.	3,400	433,018
Sharp Corp.	124,000	2,191,226
Shin-Etsu Chemical Co. Ltd.	33,000	1,673,248
SKYLARK Co. Ltd.	47,000	1,855,992
SMC Corp.	3,000	564,064
Softbank Corp.	4,200	570,001
SONY Corp.	17,700	1,651,477
Sumitomo Corp.	147,000	1,652,806
Takeda Chemical Industries Ltd.	21,000	1,377,503
Takefuji Corp.	12,700	1,533,264
Terumo Corp.	19,000	642,854
The Sumitomo Bank	26,000	318,552
Tokyo Electric Power Co.	66,200	1,612,808
Toppan Forms Co. Ltd.	56,300	1,331,822
Toyota Motor Corp.	55,000	2,503,652
Yamanouchi Pharmaceutical Co. Ltd.	42,000	2,291,881

		61,820,052

SINGAPORE—1.2%
Chartered Semiconductor*	167,400	1,463,660
DBS Group Holdings Ltd.	55,846	717,881
Singapore Press Holdings Ltd.	36,000	562,826

		2,744,367

SPAIN—2.9%
Acerinox SA	28,345	819,948
Endesa SA	55,425	1,073,630
Repsol-YPF, SA	31,543	627,879
Telefonica SA*	184,429	3,961,675

		6,483,132

SWEDEN—5.1%
Investor AB	102,663	$1,402,595
Nordbanken Holding AB	259,980	1,960,167
Securitas AB, Class B	67,267	1,426,182
Skandia Forsakrings AB	69,862	1,845,561
Telefonaktiebolaget LM Ericsson AB*	233,240	4,614,556

		11,249,061

SWITZERLAND—6.4%
ABB Ltd.	14,340	1,716,352
Adecco SA	1,298	1,102,819
Credit Suisse Group	6,666	1,326,008
Nestle SA	1,368	2,738,013
Novartis AG	1,224	1,938,832
Roche Holding AG	223	2,170,808
Swiss Re	669	1,363,590
UBS AG	12,690	1,859,198

		14,215,620

THE NETHERLANDS—8.1%
Akzo Nobel N.V.	29,224	1,241,557
ASM Lithography Holding N.V.	30,723	1,320,493
Fortis N.V.	33,409	972,497
Getronics N.V.	60,189	928,019
Ing Groep N.V.	48,763	3,296,027
Koninklijke (Royal) Philips Electronics N.V.	47,424	2,236,620
KPN N.V.	51,994	2,325,573
Royal Dutch Petroleum Co.	58,970	3,665,044
United Pan-Europe Communications N.V.*	31,267	817,609
VNU N.V.	23,812	1,229,873

		18,033,312

UNITED KINGDOM—17.7%
Allied Zurich PLC	152,166	1,799,344
Amvescap PLC	70,814	1,135,776
AstraZeneca Group PLC	26,229	1,224,347
BP Amoco PLC	353,952	3,395,480
British Aerospace PLC	125,707	783,654
British American Tobacco PLC	99,478	663,794
British Telecommunications PLC	159,593	2,062,240
Cable & Wireless PLC	29,836	505,171

The accompanying notes are an integral part of the financial statements.

CGU PLC	57,111	$950,561
Diageo PLC	196,122	1,759,740
Glaxo Wellcome PLC	117,592	3,428,680
Hanson PLC*	1,890	13,112
HSBC Holdings PLC	151,398	1,730,701
Lloyds TSB Group PLC	100,832	952,030
Marconi PLC	55,000	715,696
Reuters Group PLC	114,093	1,945,586
Royal Bank of Scotland Group PLC	89,142	1,491,781
ScottishPower PLC	141,350	1,197,709
SmithKline Beecham PLC	220,122	2,881,025
Unilever PLC	349,205	2,113,528
Vodafone Airtouch PLC	1,929,140	7,793,679
WPP Group PLC	61,748	901,608

		39,445,242

TOTAL COMMON STOCK—(Cost $192,343,616)		220,365,893

	Principal Amount (000)
SHORT TERM INVESTMENT—1.1%
TIME DEPOSIT—1.1%
State Street Bank and Trust Co. Eurodollar Time Deposit 6.750%, 07/03/2000	$2,479	2,479,000

TOTAL SHORT TERM INVESTMENT— (Cost $2,479,000)		2,479,000

TOTAL INVESTMENTS— (Cost $194,822,616)—100.0%		$222,844,893

*	Denotes non-income producing security.

Analysis of Industry Classifications

Industry	Percent of Investments	Value
Advertising	0.4%	$901,608
Aerospace/Defense	0.4	783,654
Auto Components	0.8	1,814,891
Automobile	2.5	5,566,887
Beverages	1.2	2,569,168
Building Products	0.4	879,685
Business Services	1.1	2,529,001
Chemical Products	2.4	5,375,410
Communication Services	2.5	5,669,705
Computer Hardware/Software & Services	0.5	1,210,593
Computer Software & Services	1.2	2,708,666
Cosmetics	1.7	3,698,827
Diversified Manufacturing	1.3	2,910,456
Diversified Operations	3.4	7,508,823
Drugs & Health Care	5.1	11,374,629
Electric Utilities	1.7	3,884,148
Electronics	6.7	15,026,306
Electronics—Semiconductors	1.7	3,793,759
Finance & Banking	10.5	23,419,592
Financial Services	6.0	13,396,248
Foods	2.0	4,497,753
Household Products	1.0	2,113,528
Insurance	4.1	9,226,741
Insurance Brokers	0.7	1,538,099
Investment Companies	0.9	1,972,597
Leisure Time	0.5	1,120,349
Manufacturing—Diversified	1.5	3,380,411
Media & Communications	1.4	3,223,907
Office Equipment & Supplies	2.2	4,802,978
Oil & Gas Services	5.0	11,053,885
Pharmaceuticals	3.1	6,944,908
Photography	0.8	1,758,824
Printing	0.6	1,331,822
Publishing—Newspapers	0.8	1,792,699
Restaurants	0.8	1,855,992
Retail	1.7	3,714,448
Steel	0.4	819,948
Telecommunications	17.6	39,180,450
Telephone	1.2	2,727,484
Tobacco	0.3	663,794
Toys	0.3	610,904
Transportation	0.5	1,012,316
Suppress Display	1.1	2,479,000

TOTAL	100.0%	$222,844,893

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—95.9%
AEROSPACE/DEFENSE—0.3%
Honeywell International, Inc.	8,200	$276,238
United Technologies Corp.	10,100	594,637

		870,875

AUTOMOBILE—0.8%
Ford Motor Co.	27,700	1,191,100
General Motors Corp.	14,967	869,021
Visteon Corp.*	3,627	43,976

		2,104,097

BANKS—2.3%
Bank of America Corp.	35,800	1,539,400
Chase Manhattan Corp.	10,050	462,928
Citigroup, Inc.	76,225	4,592,556

		6,594,884

BEVERAGES—2.3%
Coca Cola Co.	62,400	3,584,100
PepsiCo, Inc.	63,400	2,817,338

		6,401,438

BROADCAST MEDIA—1.7%
AMFM, Inc.*	15,400	1,062,600
Cablevision Systems Corp., Class A*	12,600	855,225
EchoStar Communications Corp., Class A*	20,200	668,809
Infinity Broadcasting Corp., Class A*	57,800	2,106,088

		4,692,722

BUSINESS SERVICES—1.6%
Automatic Data Processing, Inc.	24,200	1,296,213
First Data Corp.	64,400	3,195,850

		4,492,063

CHEMICALS—1.5%
Dow Chemical Co.	27,600	833,175
Du Pont (E.I.) de Nemours & Co.	36,332	1,589,525
Minnesota Mining & Manufacturing Co.	23,000	$1,897,500

		4,320,200

COMPUTER HARDWARE/SOFTWARE & SERVICES—8.8%
CheckFree Holdings Corp.*	10,800	556,875
Cisco Systems, Inc.*	154,100	9,794,981
EMC Corp.*	52,400	4,031,525
Hewlett-Packard Co.	15,500	1,935,563
International Business Machines, Inc.	33,700	3,692,256
Sun Microsystems, Inc.*	38,200	3,473,812
Yahoo!, Inc.*	11,600	1,436,950

		24,921,962

COMPUTER SOFTWARE & SERVICES—8.6%
America Online, Inc.*	33,000	1,740,750
Dell Computer Corp.*	55,800	2,751,637
DoubleClick, Inc.*	9,700	369,813
E.piphany, Inc.*	4,200	450,188
Microsoft Corp.*	124,300	9,944,000
Oracle Corp.*	66,200	5,564,937
S1 Corp.*	12,970	302,363
Verisign, Inc.*	9,890	1,745,585
VERITAS Software Corp.*	7,500	847,617
Xilinx, Inc.*	7,400	610,963

		24,327,853

COSMETICS—0.9%
Avon Products, Inc.	27,800	1,237,100
Gillette Co.	20,700	723,206
Kimberly-Clark Corp.	9,900	568,013

		2,528,319

DIVERSIFIED MANUFACTURING—4.1%
Emerson Electric Co.	4,600	277,725
General Electric Co.	213,000	11,289,000

		11,566,725

DIVERSIFIED OPERATIONS—3.4%
Cendant Corp.*	71,700	1,003,800
Corning, Inc.	12,600	3,400,425
Time Warner, Inc.	55,300	4,202,800

The accompanying notes are an integral part of the financial statements.

Tyco International Ltd.	22,830	$1,081,571

		9,688,596

DRUGS & HEALTH CARE—10.3%
American Home Products Corp.	28,700	1,686,125
Amgen, Inc.*	23,600	1,657,900
Bristol Myers Squibb Co.	104,860	6,108,095
Eli Lilly & Co.	25,900	2,586,762
Johnson & Johnson Co.	23,700	2,414,438
Merck & Co., Inc.	39,400	3,019,025
Pfizer, Inc.	204,550	9,818,400
Schering-Plough Corp.	37,700	1,903,850

		29,194,595

ELECTRIC UTILITIES—1.5%
AES Corp.*	73,800	3,367,125
Duke Energy Corp.	8,000	451,000
Southern Co.	16,900	393,981

		4,212,106

ELECTRICAL EQUIPMENT—0.8%
Gemstar International Group Ltd.*	6,900	424,026
General Motors Corp., Class H*	20,253	1,777,201

		2,201,227

ELECTRONICS—1.7%
Agilent Technologies, Inc.*	5,911	435,936
E-Tek Dynamics, Inc.	2,900	765,056
JDS Uniphase Corp.*	4,000	479,500
Maxim Integrated Products, Inc.*	6,500	441,594
Texas Instruments, Inc.	39,000	2,678,813

		4,800,899

ELECTRONICS -SEMICONDUCTORS—0.8%
Analog Devices, Inc.*	7,300	554,800
Applied Materials, Inc.*	12,100	1,096,563
PMC-Sierra, Inc.*	2,700	479,756

		2,131,119

ENVIRONMENTAL CONTROL—0.1%
Waste Management, Inc.	16,300	$309,700

FINANCIAL SERVICES—6.6%
Ambac Financial Group, Inc.	30,800	1,688,225
Charles Schwab Corp.	57,150	1,921,669
Federal Home Loan Mortgage Corp.	70,600	2,859,300
Federal National Mortgage Association	57,400	2,995,562
MBNA Corp.	91,500	2,481,938
Merrill Lynch & Co., Inc.	7,900	908,500
State Street Corp.	31,600	3,351,575
The Bank of New York Co., Inc.	21,600	1,004,400
Wells Fargo Co.	34,700	1,344,625

		18,555,794

FOODS—1.3%
Nabisco Group Holdings Corp.	57,200	1,483,625
Ralston Purina Co.	39,990	797,301
Wrigley (WM) Jr. Co.	17,640	1,414,507

		3,695,433

GAS & PIPELINE UTILITIES—0.3%
Enron Corp.	15,000	967,500

HOTELS—1.2%
Marriott International, Inc., Class A	46,300	1,669,694
Starwood Hotels & Resorts Worldwide, Inc.	56,600	1,843,037

		3,512,731

HOUSEHOLD PRODUCTS—2.2%
Colgate-Palmolive Co.	61,700	3,694,287
Energizer Holdings, Inc.*	53,366	973,930
Procter & Gamble Co.	25,700	1,471,325

		6,139,542

INSURANCE—2.5%
American International Group, Inc.	32,131	3,775,392
MetLife, Inc.*	119,100	2,508,544

The accompanying notes are an integral part of the financial statements.

Nationwide Financial Services, Inc., Class A	21,400	$703,525

		6,987,461

INTEGRATED OIL—0.5%
Chevron Corp.	16,600	1,407,888

METALS—0.2%
ALCOA, Inc.	22,600	655,400

MULTIMEDIA—1.5%
Viacom, Inc., Class B*	48,391	3,299,662
Walt Disney Co.	27,300	1,059,581

		4,359,243

NETWORKING PRODUCTS—0.2%
Network Appliance, Inc.*	7,100	571,550

OFFICE EQUIPMENT & SUPPLIES—0.1%
Xerox Corp.	12,000	249,000

OIL—3.8%
Exxon Mobil Corp.	78,859	6,190,431
Schlumberger Ltd.	45,400	3,387,975
Texaco, Inc.	14,600	777,450
Unocal Corp.	11,400	377,625

		10,733,481

PAPER & FOREST PRODUCTS—0.4%
International Paper Co.	19,200	572,400
Weyerhaeuser Co.	13,500	580,500

		1,152,900

PUBLISHING—0.6%
Valassis Communications, Inc.*	45,650	1,740,406

PUBLISHING—NEWSPAPERS—1.5%
A.H. Belo Corp., Series A	85,400	1,478,487
Gannett Co., Inc.	14,700	879,244
New York Times Co., Class A	31,100	1,228,450
Tribune Co.	15,000	525,000

		4,111,181

RECREATIONAL PRODUCTS/LEISURE—0.6%
Harrah's Entertainment, Inc.*	83,700	$1,752,469

RESTAURANTS—0.7%
McDonald's Corp.	63,400	2,088,238

RETAIL—4.4%
CVS Corp.	18,700	748,000
Home Depot, Inc.	51,850	2,589,259
RadioShack Corp.	15,880	752,315
Wal-Mart Stores, Inc.	100,100	5,768,263
Walgreen Co.	82,700	2,661,906

		12,519,743

SEMICONDUCTORS—3.5%
Intel Corp.	74,800	9,999,825

TELECOMMUNICATIONS—11.6%
AT&T Corp.	50,350	1,592,319
AT&T Corp. - Liberty MediaGroup*	117,600	2,851,800
Comcast Corp., Class A	18,900	765,450
Crown Castle International Corp., *	59,900	2,186,350
GTE Corp.	49,400	3,075,150
Lucent Technologies, Inc.	59,800	3,543,150
Motorola, Inc.	34,191	993,676
Nortel Networks Corp.	82,600	5,637,450
Qualcomm, Inc.*	24,700	1,482,000
SBC Communications, Inc.	78,100	3,377,825
Sprint Corp. (FON Group)	32,700	1,667,700
Sprint Corp. (PCS Group)*	26,400	1,570,800
Vodafone Airtouch PLC.	23,170	960,107
WorldCom, Inc.*	64,950	2,979,581

		32,683,358

TOBACCO—0.7%
Philip Morris Cos., Inc.	78,100	2,074,531

TOTAL COMMON STOCK— (Cost $211,678,113)		271,317,054

DEPOSITORY RECEIPTS—2.1%
FINANCIAL SERVICES—1.0%
Standard and Poor's Depositary Receipts	19,233	2,794,194

The accompanying notes are an integral part of the financial statements.

OIL—1.1%
Royal Dutch Petroleum Co. ADR	50,400	$3,102,750

TOTAL DEPOSITORY RECEIPTS— (Cost $5,537,795)		5,896,944

Security Description	Principal Amount (000)	Value
SHORT TERM INVESTMENT—2.0%
REPURCHASE AGREEMENT—2.0%
State Street Bank and Trust Co. 6.500%, 07/03/2000, maturity value of $5,801,141, dated 06/30/00 (Collateralized by $4,205,000 United States Treasury Bond, 14.000%, 11/15/11, with a value of $5,918,538)	$5,798	$5,798,000

TOTAL SHORT TERM INVESTMENT— (Cost $5,798,000)		5,798,000

TOTAL INVESTMENTS— (Cost $223,013,908)—100.0%		$283,011,998

*	Denotes non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PROTECTIVE GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—97.7%
AEROSPACE/DEFENSE—0.6%
Honeywell International, Inc.	25,900	$872,506
United Technologies Corp.	15,100	889,013

		1,761,519

AGRICULTURE EQUIPMENT—0.6%
Caterpillar, Inc.	22,700	768,963
Deere & Co.	24,600	910,200

		1,679,163

AIRLINES—0.5%
Southwest Airlines Co.	76,000	1,439,250

AUTO COMPONENTS—0.0%
Delphi Automotive Systems Corp.	1	15

BANKS—2.8%
Bank One Corp.	29,200	775,625
Chase Manhattan Corp.	18,300	842,944
Citigroup, Inc.	108,100	6,513,025
J.P. Morgan & Co., Inc.	4,800	528,600

		8,660,194

BEVERAGES—1.3%
Coca Cola Co.	42,600	2,446,837
PepsiCo, Inc.	32,500	1,444,219

		3,891,056

BEVERAGES—ALCOHOLIC—0.6%
Anheuser-Busch Cos., Inc.	25,100	1,874,656

BROADCAST MEDIA—0.2%
Clear Channel Communications, Inc.*	10,100	757,500

BUSINESS SERVICES—2.4%
Automatic Data Processing, Inc.	17,200	921,275
Convergys Corp.*	123,600	6,411,750

		7,333,025

CHEMICALS—2.0%
Dow Chemical Co.	39,300	$1,186,369
Du Pont (E.I.) de Nemours & Co.	54,200	2,371,250
Minnesota Mining & Manufacturing Co.	31,300	2,582,250

		6,139,869

COMPUTER HARDWARE/SOFTWARE & SERVICES—9.1%
Apple Computer, Inc.*	8,400	439,950
Cisco Systems, Inc.*	160,600	10,208,137
Compaq Computer Corp.	67,400	1,722,912
Computer Associates International, Inc.	16,100	824,119
EMC Corp.*	48,800	3,754,550
Hewlett-Packard Co.	13,400	1,673,325
International Business Machines, Inc.	49,400	5,412,387
Sun Microsystems, Inc.*	25,500	2,318,906
Unisys Corp.*	52,200	760,163
Yahoo!, Inc.*	6,500	805,188

		27,919,637

COMPUTER SOFTWARE & SERVICES—7.3%
America Online, Inc.*	49,200	2,595,300
Dell Computer Corp.*	70,300	3,466,669
Electronic Data Systems Corp.	13,300	548,625
Microsoft Corp.*	109,900	8,792,000
Oracle Corp.*	59,700	5,018,531
VERITAS Software Corp.*	9,450	1,067,998
Xilinx, Inc.*	9,400	776,087

		22,265,210

COSMETICS—0.6%
Gillette Co.	50,000	1,746,875

DIVERSIFIED MANUFACTURING—5.1%
Crane Co.	54,400	1,322,600
Emerson Electric Co.	6,800	410,550
General Electric Co.	221,400	11,734,200
Parker-Hannifin Corp.	37,400	1,280,950
Textron, Inc.	18,400	999,350

		15,747,650

The accompanying notes are an integral part of the financial statements.

DIVERSIFIED OPERATIONS—1.8%
Corning, Inc.	7,100	$1,916,112
Time Warner, Inc.	49,100	3,731,600

		5,647,712

DRUGS & HEALTH CARE—10.6%
Abbott Laboratories	45,900	2,045,419
Amgen, Inc.*	23,800	1,671,950
Baxter International, Inc.	18,400	1,293,750
Bristol Myers Squibb Co.	58,500	3,407,625
Edwards Lifesciences Corp.*	5,480	104,805
Johnson & Johnson Co.	33,900	3,453,563
Merck & Co., Inc.	39,200	3,003,700
Pfizer, Inc.	213,650	10,255,200
Pharmacia Corp.	34,371	1,776,551
Schering-Plough Corp.	74,200	3,747,100
SmithKline Beecham PLC	24,700	1,610,131

		32,369,794

ELECTRIC UTILITIES—1.9%
Entergy Corp.	53,300	1,449,094
FPL Group, Inc.	36,900	1,826,550
Niagara Mohawk Holdings, Inc.*	131,100	1,827,206
Unicom Corp.	15,700	607,394

		5,710,244

ELECTRONICS—1.4%
Agilent Technologies, Inc.*	5,110	376,862
KLA-Tencor Corp.*	5,000	292,813
Novellus Systems, Inc.*	5,400	305,438
Texas Instruments, Inc.	49,800	3,420,637

		4,395,750

ELECTRONICS—SEMICONDUCTORS—1.0%
Advanced Micro Devices, Inc.*	4,100	316,725
Applied Materials, Inc.*	12,900	1,169,063
Broadcom Corp., Class A*	1,800	394,088
Micron Technology, Inc.*	15,000	1,320,937

		3,200,813

FINANCIAL SERVICES—4.2%
Federal Home Loan Mortgage Corp.	62,700	2,539,350
Household International, Inc.	56,300	$2,339,969
Mellon Financial Corp.	75,600	2,754,675
Morgan Stanley, Dean Witter, Discover & Co.	30,400	2,530,800
The Bank of New York Co., Inc.	26,200	1,218,300
Wells Fargo Co.	41,200	1,596,500

		12,979,594

FOODS—0.9%
The Quaker Oats Co.	35,400	2,659,425

HOUSEHOLD PRODUCTS—0.5%
Procter & Gamble Co.	28,800	1,648,800

INSURANCE—6.0%
AFLAC, Inc.	87,500	4,019,531
American International Group, Inc.	43,000	5,052,500
Hartford Financial Services Group, Inc.	59,500	3,328,281
XL Capital Ltd., Class A	110,100	5,959,163

		18,359,475

LEISURE TIME—0.9%
Carnival Corp.	140,000	2,730,000

MACHINERY—0.3%
Ingersoll-Rand Co.	22,500	905,625

METALS—0.4%
ALCOA, Inc.	41,600	1,206,400

MULTIMEDIA—2.4%
Viacom, Inc., Class B*	67,270	4,586,973
Walt Disney Co.	69,700	2,705,231

		7,292,204

NETWORKING PRODUCTS—0.2%
Network Appliance, Inc.*	6,700	539,350

OIL—4.6%
Exxon Mobil Corp.	86,253	6,770,860
Halliburton Co.	46,100	2,175,344
Schlumberger Ltd.	17,100	1,276,088
Texaco, Inc.	19,200	1,022,400

The accompanying notes are an integral part of the financial statements.

Unocal Corp.	47,500	$1,573,437
USX-Marathon Group	56,500	1,416,031

		14,234,160

OIL & GAS DRILLING—1.9%
Baker Hughes, Inc.	12,400	396,800
Diamond Offshore Drilling, Inc.	13,800	484,725
Santa Fe International Corp.	25,000	873,437
Transocean Sedco Forex, Inc.	22,000	1,175,625
Union Pacific Resources Group, Inc.	137,600	3,027,200

		5,957,787

PAPER & FOREST PRODUCTS—1.7%
Bowater, Inc.	30,600	1,350,225
Fort James Corp.	50,900	1,177,062
International Paper Co.	59,500	1,773,844
Willamette Industries, Inc.	35,800	975,550

		5,276,681

RESTAURANTS—0.8%
McDonald's Corp.	74,200	2,443,963

RETAIL—5.4%
Best Buy Co., Inc.*	5,700	360,525
CVS Corp.	48,400	1,936,000
Home Depot, Inc.	60,100	3,001,244
May Department Stores Co.	47,250	1,134,000
Nike Inc., Class B	34,300	1,365,569
RadioShack Corp.	7,400	350,575
The Gap, Inc.	23,100	721,875
Wal-Mart Stores, Inc.	133,500	7,692,937

		16,562,725

RETAIL—FOOD CHAINS—1.3%
Kroger Co.*	119,800	2,643,087
Safeway, Inc.*	29,800	1,344,725

		3,987,812

SEMICONDUCTORS—3.9%
Intel Corp.	88,700	11,858,081

TELECOMMUNICATIONS—11.5%
ALLTEL Corp.	7,200	$445,950
Amdocs Ltd.*	5,500	422,125
AT&T Corp.	2	63
AT&T Corp.—Liberty Media Group*	54,200	1,314,350
Bell Atlantic Corp.	44,400	2,256,075
Comcast Corp., Class A	61,600	2,494,800
GTE Corp.	55,500	3,454,875
Lucent Technologies, Inc.	78,800	4,668,900
Motorola, Inc.	75,000	2,179,687
NEXTLINK Communications, Inc., Class A*	12,600	478,013
Nortel Networks Corp.	60,900	4,156,425
Qualcomm, Inc.*	16,400	984,000
Qwest Communications International, Inc.*	28,600	1,421,063
SBC Communications, Inc.	40,710	1,760,708
Sprint Corp. (FON Group)	38,500	1,963,500
Sprint Corp. (PCS Group)*	39,600	2,356,200
Vodafone Airtouch PLC.	18,000	745,875
WorldCom, Inc.*	89,700	4,114,987

		35,217,596

TOBACCO—0.5%
Philip Morris Cos., Inc.	60,500	1,607,031

TRANSPORTATION—0.5%
Burlington Northern Santa Fe Corp.	63,300	1,451,944

TOTAL COMMON STOCK—(Cost $276,036,067)		299,458,585

DEPOSITORY RECEIPTS—1.2%
OIL—1.2%
Royal Dutch Petroleum Co. ADR	58,200	3,582,938

TOTAL DEPOSITORY RECEIPTS—(Cost $2,631,426)		3,582,938

The accompanying notes are an integral part of the financial statements.

Security Description	Principal Amount (000)	Value
SHORT TERM INVESTMENT—1.1%
REPURCHASE AGREEMENT—1.1%
State Street Bank and Trust Co. 6.500%, 07/03/2000, maturity value of $3,402,842, dated 6/30/00 (Collateralized by $2,465,000 United States Treasury Bond, 14.000%, 11/15/11, with a value of $3,469,488)	$3,401	$3,401,000

TOTAL SHORT TERM INVESTMENT— (Cost $3,401,000)		3,401,000

TOTAL INVESTMENTS— (Cost $282,068,493)—100.0%		$306,442,523

*	Denotes non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PROTECTIVE CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—98.1%
AEROSPACE/DEFENSE—2.0%
Boeing Co.	50,200	$2,098,987
General Dynamics Corp.	36,400	1,901,900
Honeywell International, Inc.	31,600	1,064,525
United Technologies Corp.	38,000	2,237,250

		7,302,662

AIRLINES—0.5%
Delta Air Lines, Inc.	20,100	1,016,306
UAL Corp.	15,600	907,725

		1,924,031

AUTOMOBILE—1.9%
Ford Motor Co.	61,900	2,661,700
General Motors Corp.	57,200	3,321,175
Hertz Corp.	38,500	1,080,406
Visteon Corp.*	8,105	98,270

		7,161,551

BANKS—4.5%
Bank of America Corp.	55,852	2,401,636
Chase Manhattan Corp.	83,250	3,834,703
Citigroup, Inc.	145,200	8,748,300
Firstar Corp.	14,400	303,300
Golden West Financial Corp.	12,800	522,400
J.P. Morgan & Co., Inc.	3,100	341,387
SunTrust Banks, Inc.	9,700	443,169
UnionBanCal Corp.	7,600	141,075

		16,735,970

BEVERAGES—1.6%
Coca Cola Co.	21,400	1,229,163
Pepsi Bottling Group, Inc.	20,400	595,425
PepsiCo, Inc.	97,400	4,328,212

		6,152,800

BROADCAST MEDIA—0.7%
Fox Entertainment Group, Inc.,Class A*	34,000	1,032,750
Infinity Broadcasting Corp.,Class A*	17,700	644,944
Univision Communications Inc.,Class A*	10,800	$1,117,800

		2,795,494

BUILDING PRODUCTS—0.2%
Lowe's Companies, Inc.	12,800	525,600
USG Corp.	9,300	282,488

		808,088

BUSINESS SERVICES—0.8%
Automatic Data Processing, Inc.	17,000	910,562
Comdisco, Inc.	19,400	432,863
First Data Corp.	23,400	1,161,225
Robert Half International, Inc.*	17,400	495,900

		3,000,550

CHEMICALS—1.4%
Dow Chemical Co.	99,600	3,006,675
Minnesota Mining & Manufacturing Co.	20,000	1,650,000
Praxair, Inc.	7,200	269,550
Rohm & Haas Co.	9,400	324,300

		5,250,525

COMPUTER HARDWARE/ SOFTWARE & SERVICES—10.0%
Apple Computer, Inc.*	55,400	2,901,575
Cisco Systems, Inc.*	185,200	11,771,775
EMC Corp.*	43,100	3,316,006
Gateway, Inc.*	9,700	550,475
Hewlett-Packard Co.	43,500	5,432,062
International Business Machines, Inc.	37,500	4,108,594
Lexmark International Group, Inc., Class A*	6,100	410,225
SanDisk Corp.*	3,700	226,394
Seagate Technology, Inc.*	23,200	1,276,000
Sun Microsystems, Inc.*	58,500	5,319,844
Yahoo!, Inc.*	15,600	1,932,450

		37,245,400

The accompanying notes are an integral part of the financial statements.

COMPUTER SOFTWARE & SERVICES—7.9%
Adobe Systems, Inc.	3,100	$403,000
America Online, Inc.*	68,000	3,587,000
Citrix Systems, Inc.*	5,000	94,688
Dell Computer Corp.*	15,100	744,619
Electronic Data Systems Corp.	13,200	544,500
Micromuse, Inc.*	3,700	612,292
Microsoft Corp.*	129,000	10,320,000
Oracle Corp.*	94,800	7,969,125
Sapient Corp.*	1,400	149,712
Siebel Systems, Inc.*	5,500	899,594
Symantec Corp.*	5,800	312,837
VERITAS Software Corp.*	24,675	2,788,661
Xilinx, Inc.*	10,500	866,906

		29,292,934

CONSUMER GOODS—0.3%
Fortune Brands, Inc.	44,000	1,014,750

COSMETICS—0.2%
Kimberly-Clark Corp.	10,700	613,913

DIVERSIFIED MANUFACTURING—4.6%
Danaher Corp.	7,600	375,725
General Electric Co.	301,600	15,984,800
Parker-Hannifin Corp.	14,200	486,350
Textron, Inc.	6,400	347,600

		17,194,475

DIVERSIFIED OPERATIONS—3.5%
Corning, Inc.	12,300	3,319,462
Eaton Corp.	5,200	348,400
Johnson Controls, Inc.	12,000	615,750
PE Corp-PE Biosystems Group	6,200	408,425
PPG Industries, Inc.	9,400	416,538
Seagram Co. Ltd.	31,200	1,809,600
Time Warner, Inc.	38,300	2,910,800
Tyco International Ltd.	64,562	3,058,625

		12,887,600

DRUGS & HEALTH CARE—11.1%
Abbott Laboratories	25,500	1,136,344
Allergan, Inc.	45,400	3,382,300
Amgen, Inc.*	38,800	2,725,700
Bausch & Lomb, Inc.	5,700	441,038
Baxter International, Inc.	17,400	$1,223,437
Biogen, Inc*	7,700	496,650
Bristol Myers Squibb Co.	7,100	413,575
Cardinal Health, Inc.	12,150	899,100
Chiron Corp.*	10,500	498,750
Genentech, Inc.*	4,500	774,000
Johnson & Johnson Co.	52,000	5,297,500
Jones Pharma, Inc.	13,800	551,137
MedImmune, Inc.*	11,800	873,200
Medtronic, Inc.	9,100	453,294
Merck & Co., Inc.	80,400	6,160,650
Millennium Pharmaceuticals, Inc.*	6,400	716,000
Pfizer, Inc.	236,375	11,346,000
Pharmacia Corp.	20,825	1,076,392
UnitedHealth Group, Inc.	32,100	2,752,575

		41,217,642

ELECTRIC UTILITIES—1.8%
Calpine Corp.*	34,600	2,274,950
Constellation Energy Group	11,100	361,444
Dominion Resources, Inc.	4,297	184,234
Duke Energy Corp.	16,100	907,637
Reliant Energy, Inc.	21,300	629,681
Unicom Corp.	58,900	2,278,694

		6,636,640

ELECTRICAL EQUIPMENT—0.6%
General Motors Corp., Class H*	27,800	2,439,450

ELECTRONICS—1.6%
Agilent Technologies, Inc.*	11,488	847,240
JDS Uniphase Corp.*	3,900	467,512
KLA-Tencor Corp.*	5,100	298,669
Teradyne, Inc.*	4,600	338,100
Texas Instruments, Inc.	59,600	4,093,775

		6,045,296

ELECTRONICS—SEMICONDUCTORS—1.8%
Advanced Micro Devices, Inc.*	7,500	579,375
Analog Devices, Inc.*	19,000	1,444,000
Applied Materials, Inc.*	22,200	2,011,875
Broadcom Corp., Class A*	6,600	1,444,162

The accompanying notes are an integral part of the financial statements.

LSI Logic Corp.*	15,500	$838,937
PMC-Sierra, Inc.*	2,200	390,913

		6,709,262

ENGINEERING—0.1%
Fluor Corp.	11,800	373,175

FINANCIAL SERVICES—3.2%
American Express Co.	18,600	969,525
American General Corp.	9,800	597,800
Charles Schwab Corp.	38,650	1,299,606
Federal Home Loan Mortgage Corp.	9,700	392,850
Federal National Mortgage Association	25,800	1,346,438
FleetBoston Financial Corp.	71,100	2,417,400
Lehman Brothers Holdings, Inc.	6,000	567,375
Morgan Stanley, Dean Witter, Discover & Co.	30,700	2,555,775
Providian Financial Corp.	4,450	400,500
Wells Fargo Co.	37,900	1,468,625

		12,015,894

FOODS—2.9%
Archer Daniels Midland Co.	33,705	330,730
Bestfoods	29,900	2,070,575
ConAgra, Inc.	39,900	760,594
H.J. Heinz Co.	13,900	608,125
Hormel Foods Corp.	34,200	574,987
IBP, Inc.	45,200	697,775
Nabisco Group Holdings Corp.	122,900	3,187,719
Nabisco Holdings Corp., Class A	46,600	2,446,500
Tyson Foods, Inc.	35,600	311,500

		10,988,505

GAS & PIPELINE UTILITIES—0.5%
Dynegy, Inc., Class A	7,500	512,344
Enron Corp.	19,800	1,277,100

		1,789,444

HOTELS—0.1%
Park Place Entertainment Corp.*	32,900	$400,969

HOUSEHOLD PRODUCTS—0.5%
Colgate-Palmolive Co.	15,200	910,100
Whirlpool Corp.	23,500	1,095,688

		2,005,788

INSURANCE—5.0%
AFLAC, Inc.	11,500	528,281
Allstate Corp.	46,110	1,025,947
American International Group, Inc.	49,648	5,833,640
AXA Financial, Inc.	68,000	2,312,000
CIGNA Corp.	31,500	2,945,250
Hartford Financial Services Group, Inc.	15,700	878,219
Jefferson-Pilot Corp.	17,000	959,438
Loews Corp.	8,400	504,000
Marsh & McLennan Companies, Inc.	16,600	1,733,662
MGIC Investment Corp.	23,400	1,064,700
The PMI Group, Inc.	20,700	983,250

		18,768,387

INTEGRATED OIL—0.8%
Chevron Corp.	33,400	2,832,738

LEISURE TIME—0.1%
Royal Caribbean Cruises Ltd.	18,300	338,550
Sabre Group Holdings, Inc., Class A	2,500	71,250

		409,800

MACHINERY—0.4%
Harley-Davidson, Inc.	10,000	385,000
Ingersoll-Rand Co.	28,000	1,127,000

		1,512,000

METALS—0.4%
Alcan Aluminum Ltd.	48,900	1,515,900

MINING—0.1%
Barrick Gold Corp.	19,300	351,019

The accompanying notes are an integral part of the financial statements.

MULTIMEDIA—1.0%
The McGraw-Hill Companies, Inc.	7,300	$394,200
Viacom, Inc., Class B*	24,000	1,636,500
Walt Disney Co.	43,700	1,696,106

		3,726,806

NETWORKING PRODUCTS—1.2%
3Com Corp.*	9,600	553,200
Cabletron Systems, Inc.*	32,000	808,000
Network Appliance, Inc.*	19,000	1,529,500
Scientific-Atlanta, Inc.	13,700	1,020,650
SDL, Inc.*	1,400	399,263

		4,310,613

OIL—2.9%
Apache Corp.	7,900	464,619
Conoco, Inc., Class B	21,496	527,995
Exxon Mobil Corp.	112,577	8,837,294
Kerr-McGee Corp.	6,100	359,519
Noble Affiliates, Inc.	9,600	357,600
Noble Drilling Corp.*	8,900	366,569

		10,913,596

PACKAGING & CONTAINERS—0.3%
Avery Dennison Corp.	16,400	1,100,850

PAPER & FOREST PRODUCTS—0.2%
Georgia Pacific Corp.	35,400	929,250

PETROLEUM SERVICES—0.2%
BJ Services Co.*	14,400	900,000

PHOTOGRAPHY—0.8%
Eastman Kodak Co.	49,400	2,939,300

PUBLISHING—NEWSPAPERS—0.2%
Dow Jones & Co., Inc.	5,200	380,900
Gannett Co., Inc.	5,500	328,969

		709,869

RESTAURANTS—0.2%
Brinker International, Inc.*	12,500	$365,625
Tricon Global Restaurants, Inc.*	12,900	364,425

		730,050

RETAIL—4.7%
Circuit City Stores, Inc.	40,600	1,347,412
Federated Department Stores, Inc.*	57,800	1,950,750
Home Depot, Inc.	68,800	3,435,700
Limited, Inc.	55,400	1,198,025
Sears Roebuck & Co.	16,900	551,363
Supervalu, Inc.	15,600	297,375
Target Corp.	37,000	2,146,000
Tiffany & Co.	10,000	675,000
Wal-Mart Stores, Inc.	102,700	5,918,087

		17,519,712

RETAIL—FOOD CHAINS—0.5%
Kroger Co.*	43,800	966,338
Safeway, Inc.*	17,210	776,601

		1,742,939

SEMICONDUCTORS—3.4%
Intel Corp.	91,700	12,259,144
Vishay Intertechnology, Inc.*	13,800	523,537

		12,782,681

TELECOMMUNICATIONS—10.6%
ADC Telecommunications, Inc.*	7,300	612,288
Advanced Fibre Communications, Inc.*	4,700	212,969
AT&T Corp.	126,050	3,986,331
BCE, Inc.	15,500	369,094
Bell Atlantic Corp.	58,300	2,962,369
BellSouth Corp.	93,800	3,998,225
CIENA Corp.*	3,500	583,406
Citizens Communications Co.*	24,500	422,625
GTE Corp.	5,300	329,925
Lucent Technologies, Inc.	48,800	2,891,400
Nortel Networks Corp.	125,540	8,568,105
Qualcomm, Inc.*	40,100	2,406,000
SBC Communications, Inc.	73,253	3,168,192

The accompanying notes are an integral part of the financial statements.

Sprint Corp. (FON Group)	51,400	$2,621,400
Symbol Technologies, Inc.	7,300	394,200
Telephone & Data Systems, Inc.	12,600	1,263,150
Terayon Communication Systems, Inc.*	9,800	629,497
United States Cellular Corp.*	6,700	422,100
WorldCom, Inc.*	76,900	3,527,787

		39,369,063

TOBACCO—0.4%
Philip Morris Cos., Inc.	58,000	1,540,625

TRANSPORTATION—0.2%
Burlington Northern Santa Fe Corp.	26,300	603,256

UTILITIES—0.2%
Public Service Enterprise Group, Inc.	19,100	661,338

TOTAL COMMON STOCK— (Cost $296,899,903)		365,872,600

DEPOSITORY RECEIPTS—1.8%
OIL—1.8%
Royal Dutch Petroleum Co. ADR	105,400	6,488,687

TOTAL DEPOSITORY RECEIPTS— (Cost $5,909,806)		6,488,687

Security Description	Principal Amount (000)	Value
SHORT TERM INVESTMENT—0.1%
REPURCHASE AGREEMENT—0.1%
State Street Bank and Trust Co. 6.500%, 07/03/2000, maturity value of $449,243, dated 06/30/00 (Collateralized by $330,000 United States Treasury Bond, 14.000%, 11/15/11, with a value of $464,475)	$449	$449,000

TOTAL SHORT TERM INVESTMENT— (Cost $449,000)		449,000

TOTAL INVESTMENTS— (Cost $303,258,709)—100.0%		$372,810,287

*	Denotes non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PROTECTIVE SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2000 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—92.2%
AGRICULTURE EQUIPMENT—3.8%
AGCO Corp.	119,500	$1,463,875
Agrium, Inc.	88,400	762,450
IMC Global, Inc.	41,300	536,900
Titan International, Inc.	82,900	440,406

		3,203,631

AIR FREIGHT, TRUCK & OTHER—1.3%
Landstar Systems, Inc.*	18,200	1,084,038

AUTOMOBILE—1.0%
Lithia Motors, Inc., Class A*	63,100	843,963

BANKS—4.4%
Cullen/Frost Bankers, Inc.	7,200	185,832
Pacific Century Financial Corp.	104,600	1,529,775
Sovereign Bancorp, Inc.	141,900	997,734
The Colonial BancGroup, Inc.	102,800	989,450

		3,702,791

BUILDING CONSTRUCTION—0.2%
D.R. Horton, Inc.	12,300	166,819

BUSINESS SERVICES—1.4%
Brightpoint, Inc.*	44,500	385,203
Modis Professional Services, Inc.*	47,400	420,675
Morrison Knudsen Corp.,*	45,800	332,050

		1,137,928

CHEMICALS—3.8%
Methanex Corp.*	521,600	1,776,700
Millennium Chemicals, Inc.	60,000	1,020,000
The Lubrizol Corp.	17,700	371,700

		3,168,400

COMMERCIAL SERVICES—2.0%
ADVO, Inc.*	40,000	1,680,000

COMPUTER HARDWARE—2.0%
Avant! Corp.*	26,400	494,587
Belden, Inc.	45,400	1,163,375

		1,657,962

COMPUTER SOFTWARE & SERVICES—1.7%
Caminus Corp.*	3,500	$85,750
Mentor Graphics Corp.*	69,100	1,373,363

		1,459,113

DIVERSIFIED MANUFACTURING—4.6%
Lydall, Inc.*	64,700	687,437
Milacron, Inc.	91,100	1,320,950
Packaging Corp. of America*	69,200	700,650
Wolverine Tube, Inc.*	67,400	1,145,800

		3,854,837

DRUGS & HEALTH CARE—2.5%
Haemonetics Corp.*	57,200	1,201,200
Kos Pharmaceuticals, Inc.*	15,000	240,938
Varian Medical Systems, Inc.	17,500	684,687

		2,126,825

EDUCATION—3.2%
Career Education Corp.*	25,500	1,236,750
ITT Educational Services, Inc.*	84,900	1,491,056

		2,727,806

ELECTRIC UTILITIES—4.5%
Bangor Hydro-Electric Co.	51,500	1,207,031
CMP Group, Inc.	35,700	1,046,456
IDACORP, Inc.	9,800	316,050
Public Service Company of New Mexico	75,900	1,171,706
Western Resources, Inc.	4,900	82,063

		3,823,306

ELECTRONICS—1.2%
Pioneer-Standard Electronics, Inc.	68,500	1,010,375

FINANCIAL SERVICES—2.5%
Community First Bankshares, Inc.	48,600	792,787
Financial Security Assurance Holdings Ltd.	11,000	834,625
Susquehanna Bancshares, Inc.	31,300	446,025

		2,073,437

The accompanying notes are an integral part of the financial statements.

GAMING COMPANIES—0.6%
GTECH Holdings Corp.*	23,600	$535,425

GAS & PIPELINE UTILITIES—0.4%
Laclede Gas Co.	16,500	317,625

HEALTH CARE—3.2%
Beverly Enterprises, Inc.*	418,900	1,178,156
Foundation Health Systems, Inc.*	76,500	994,500
Manor Care, Inc.*	68,800	481,600

		2,654,256

INSURANCE—5.1%
Brown & Brown, Inc.	5,700	296,400
IPC Holdings Ltd.	27,500	385,000
Old Republic International Corp.	29,100	480,150
PXRE Group Ltd.	100,400	1,355,400
Radian Group, Inc.	6,337	327,940
Zenith National Insurance Corp.	67,000	1,423,750

		4,268,640

INVESTMENT COMPANIES—3.4%
Allied Capital Corp.	20,000	340,000
Blackrock, Inc., Class A*	42,200	1,223,800
Health Care Property Investors, Inc.	22,100	602,225
Liberty Financial Cos., Inc.	7,600	166,725
Waddell & Reed Financial, Inc., Class B	17,550	510,047

		2,842,797

MACHINERY—0.5%
UNOVA, Inc.*	56,300	411,694

MANUFACTURING—0.9%
American National Can Group, Inc.	43,100	727,313

MULTIMEDIA—1.7%
Media General, Inc., Class A	29,100	1,413,169

OIL & GAS DRILLING—1.5%
Louis Dreyfus Natural Gas Corp.*	14,200	444,638
Swift Energy Co.*	30,300	$859,762

		1,304,400

OIL & GAS SERVICES—1.7%
Cal Dive International, Inc.*	6,500	352,219
Stolt Comex Seaway SA*	51,200	723,200
TETRA Technologies, Inc.*	2,200	31,212
Vectren Corp.	19,100	329,475

		1,436,106

OIL REFINING—1.0%
Valero Energy Corp.	27,800	882,650

PAPER & FOREST PRODUCTS—0.6%
Caraustar Industries, Inc.,	35,800	541,475

PUBLISHING—1.1%
Penton Media, Inc.	25,600	896,000

PUBLISHING—NEWSPAPERS—1.3%
Lee Enterprises, Inc.	48,600	1,132,988

REAL ESTATE—9.1%
Alexandria Real Estate Equities, Inc.	20,300	696,544
Avalonbay Communities, Inc.	11,000	459,250
Catellus Development Corp.*	78,900	1,183,500
CenterPoint Properties Corp.	17,700	721,275
Charles E. Smith Residential Realty, Inc.	11,300	429,400
Cousins Properties, Inc.	21,100	812,350
Liberty Property Trust	12,600	326,812
LNR Property Corp.	30,000	585,000
Parkway Properties, Inc.	800	24,400
Prentiss Properties Trust	45,500	1,092,000
Reckson Associates Realty Corp.	24,100	572,375
Storage USA, Inc.	13,200	389,400
Trammell Crow Co.*	32,700	351,525

		7,643,831

RESTAURANTS—3.6%
CBRL Group, Inc.	99,200	1,457,000
Mortons Restaurant Group, Inc.*	72,000	1,548,000

		3,005,000

The accompanying notes are an integral part of the financial statements.

RETAIL—6.8%
Boyds Collection Ltd.*	16,900	$143,650
Brookstone, Inc.*	46,100	442,272
Fleming Cos., Inc.	78,700	1,028,019
Ingram Micro, Inc., Class A*	35,000	610,312
Movado Group, Inc.	128,937	1,547,244
ShopKo Stores Inc.*	47,600	731,850
Venator Group, Inc.*	114,900	1,177,725

		5,681,072

SEMICONDUCTORS—3.5%
General Semiconductor, Inc.*	117,800	1,737,550
MEMC Electronic Materials, Inc.*	49,400	889,200
Standard Microsystems Corp.*	20,300	312,112

		2,938,862

STEEL—1.2%
Commercial Metals Co.	3,000	82,500
Ispat International N.V., Class A	42,300	401,850
UCAR International, Inc.*	38,300	500,294

		984,644

TECHNOLOGY—1.6%
Tech Data Corp.*	31,100	1,354,794

TEXTILES—1.5%
Burlington Industries, Inc.*	314,400	530,550
Tropical Sportswear International Corp.*	40,400	707,000

		1,237,550

TRANSPORTATION—1.8%
Teekay Shipping Corp.	45,000	1,479,375

TOTAL COMMON STOCK— (Cost $74,404,834)		77,410,897

DEPOSITORY RECEIPTS—2.8%
MACHINERY—2.1%
Denison International PLC, ADR*	138,800	$1,752,350

OIL & GAS DRILLING—0.7%
Coflexip SA, ADR	10,700	647,350

TOTAL DEPOSITORY RECEIPTS— (Cost $2,672,237)		2,399,700

	Principal Amount (000)
SHORT TERM INVESTMENT—5.0%
REPURCHASE AGREEMENT—5.0%
State Street Bank and Trust Co. 6.500%, 07/03/2000, maturity value of $4,181,264, dated 06/30/00 (Collateralized by $3,030,000 United States Treasury Bond, 14.000%, 11/15/11, with a value of $4,264,725)	$4,179	4,179,000

TOTAL SHORT TERM INVESTMENT— (Cost $4,179,000)		4,179,000

TOTAL INVESTMENTS— (Cost $81,256,071)—100.0%		$83,989,597

*	Denotes non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2000 (Unaudited)

Global Income Fund
ASSETS
Investments—securities, at value (Note B)	$61,361,236
Cash, including foreign currency at value	129,102
Cash restricted for initial margin on Futures contracts	0
Dividends receivable	0
Interest receivable	922,548
Receivable for securities sold	593,303
Unrealized appreciation on forward currency contracts (Note G)	140,248
Receivable for fund shares sold	14,529
Foreign income tax reclaim receivable	0
Receivable for variation margin	193,457
Receivable due from Protective Investment Advisors (Note C)	11,670

TOTAL ASSETS	63,366,093

LIABILITIES
Unrealized depreciation on forward currency contracts (Note G)	1,034,581
Payable for securities purchased	974,700
Investment management fee payable (Note C)	55,682
Accounts payable and accrued expenses	11,133
Payable for fund shares redeemed	0

TOTAL LIABILITIES	2,076,096

NET ASSETS	$61,289,997

NET ASSETS
Paid-in capital	$57,560,275
Undistributed net investment income (Note B)	4,528,709
Accumulated net realized gain (loss) on investments, futures, foreign currency transactions and options	995,280
Net unrealized appreciation (depreciation) of:
Investments	(864,113)
Futures	(32,175)
Foreign currency translations	(897,979)

NET ASSETS	$61,289,997

NET ASSET VALUE PER SHARE
Offering and redemption price per share (based on shares of capital stock outstanding, par value $.001 per share)	$10.806
Total shares outstanding at end of period	5,671,793
Cost of investments	$62,225,349

	International Equity Fund	Capital Growth Fund	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
ASSETS
Investments—securities, at value (Note B)	$222,844,893	$283,011,998	$306,442,523	$372,810,287	$83,989,597
Cash, including foreign currency at value	260,128	576	941	949	477
Cash restricted for initial margin on Futures contracts	0	0	1,750,000	300,000	0
Dividends receivable	119,523	174,127	230,888	294,796	92,838
Interest receivable	465	1,047	614	81	755
Receivable for securities sold	1,995,752	4,552,110	0	573,823	1,122,822
Unrealized appreciation on forward currency contracts (Note G)	72,978	0	0	0	0
Receivable for fund shares sold	1,548,986	1,766	1,615	5,600	780
Foreign income tax reclaim receivable	250,305	0	0	0	705
Receivable for variation margin	0	0	0	5,795	0
Receivable due from Protective Investment Advisors (Note C)	61,939	20,566	7,782	25,323	0

TOTAL ASSETS	227,154,969	287,762,190	308,434,363	374,016,654	85,207,974

LIABILITIES
Unrealized depreciation on forward currency contracts (Note G)	527,438	0	0	0	0
Payable for securities purchased	3,714,038	0	725,496	1,444,163	1,845,833
Investment management fee payable (Note C)	202,361	186,825	204,204	246,091	55,286
Accounts payable and accrued expenses	0	12,205	57,091	26,656	23,410
Payable for fund shares redeemed	0	802	139,320	244,349	123,256

TOTAL LIABILITIES	4,443,837	199,832	1,126,111	1,961,259	2,047,785

NET ASSETS	$222,711,132	$287,562,358	$307,308,252	$372,055,395	$83,160,189

NET ASSETS
Paid-in capital	$144,370,028	$186,722,804	$279,139,909	$229,451,705	$91,729,658
Undistributed net investment income (Note B)	2,179,101	502,616	5,837,779	3,532,898	829,642
Accumulated net realized gain (loss) on investments, futures, foreign currency transactions and options	48,575,689	40,338,848	(2,043,466)	69,519,234	(12,132,637)
Net unrealized appreciation (depreciation) of:
Investments	28,022,277	59,998,090	24,374,030	69,551,578	2,733,526
Futures	0	0	0	0	0
Foreign currency translations	(435,963)	0	0	(20)	0

NET ASSETS	$222,711,132	$287,562,358	$307,308,252	$372,055,395	$83,160,189

NET ASSET VALUE PER SHARE
Offering and redemption price per share (based on shares of capital stock outstanding, par value $.001 per share)	$18.226	$26.803	$14.690	$26.905	$9.798
Total shares outstanding at end of period	12,219,356	10,728,922	20,919,651	13,828,636	8,487,074
Cost of investments	$194,822,616	$223,013,908	$282,068,493	$303,258,709	$81,256,071

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2000 (Unaudited)

Global Income Fund
INVESTMENT INCOME
Dividend income	$0
Interest income	1,726,551
Foreign taxes withheld	(2,876)

TOTAL INVESTMENT INCOME	1,723,675
EXPENSES
Investment management fee (Note C)	341,328
Custodian fees and expenses	50,904
Transfer agent fee	1,043
Audit fee	3,482
Directors fee (Note C)	1,388
Legal expense	971
Printing expense	1,343
Miscellaneous expense	13

Total operating expenses before reimbursement	400,472
Expense reimbursement borne by Protective Investment Advisors (Note C)	(59,144)

NET EXPENSES	341,328

NET INVESTMENT INCOME	1,382,347

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, OPTIONS AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	(745,366)
Futures	(49,368)
Foreign currency transactions	3,350,639

Total net realized gain (loss)	2,555,905
Change in unrealized appreciation (depreciation) of:
Investments	164,559
Futures	(32,175)
Foreign currency translations	(2,144,834)

Total change in unrealized appreciation (depreciation)	(2,012,450)

NET REALIZED AND UNREALIZED GAIN (LOSS)	543,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,925,802

	International Equity Fund	Capital Growth Fund	Growth and Income Fund	CORE U.S. Equity Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividend income	$2,154,507	$1,169,283	$1,698,319	$3,406,808	$620,191
Interest income	126,010	170,012	240,167	42,325	76,781
Foreign taxes withheld	(296,434)	(6,274)	(9,557)	(19,069)	(4,895)

TOTAL INVESTMENT INCOME	1,984,083	1,333,021	1,928,929	3,430,064	692,077
EXPENSES
Investment management fee (Note C)	1,217,905	1,082,600	1,260,410	1,456,180	325,006
Custodian fees and expenses	212,351	35,757	54,639	51,240	25,244
Transfer agent fee	1,043	1,043	1,043	1,043	1,043
Audit fee	9,697	17,951	11,995	21,520	1,343
Directors fee (Note C)	4,844	5,741	7,119	7,817	1,653
Legal expense	3,555	4,324	4,944	5,807	1,277
Printing expense	3,332	2,735	8,261	4,575	2,735
Miscellaneous expense	13	13	12	49	13

Total operating expenses before reimbursement	1,452,740	1,150,164	1,348,423	1,548,231	358,314
Expense reimbursement borne by Protective Investment Advisors (Note C)	(234,835)	(67,564)	(88,013)	(92,051)	(33,308)

NET EXPENSES	1,217,905	1,082,600	1,260,410	1,456,180	325,006

NET INVESTMENT INCOME	766,178	250,421	668,519	1,973,884	367,071

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, OPTIONS AND FUTURES TRANSACTIONS
Net realized gain (loss) on:
Investments	19,613,756	21,042,689	(5,100,740)	26,038,979	903,642
Futures	0	0	173,395	(231,195)	0
Foreign currency transactions	(36,879)	0	0	15	0

Total net realized gain (loss)	19,576,877	21,042,689	(4,927,345)	25,807,799	903,642
Change in unrealized appreciation (depreciation) of:
Investments	(25,636,467)	(15,420,903)	3,753,843	(30,792,189)	8,640,963
Futures	0	0	(997,646)	(23,213)	0
Foreign currency translations	(92,450)	0	0	(53)	0

Total change in unrealized appreciation (depreciation)	(25,728,917)	(15,420,903)	2,756,197	(30,815,455)	8,640,963

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,152,040)	5,621,786	(2,171,148)	(5,007,656)	9,544,605

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,385,862)	$5,872,207	$(1,502,629)	$(3,033,772)	$9,911,676

PROTECTIVE INVESTMENT COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

	Global Income Fund		International Equity Fund
	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,382,347	$2,717,329	$766,178	$866,595
Net realized gain (loss) on investments, futures, foreign currency related transactions and options	2,555,905	(1,255,409)	19,576,877	30,549,674
Net change in unrealized appreciation (depreciation)	(2,012,450)	(2,243,632)	(25,728,917)	24,767,507

Net increase (decrease) in net assets resulting from operations	1,925,802	(781,712)	(5,385,862)	56,183,776

Distributions to shareholders (Note B):
From net investment income	0	0	0	(644,889)
From net realized gain on investments	0	(278,524)	0	(2,886,816)

Net decrease in net assets resulting from distributions	0	(278,524)	0	(3,531,705)
Capital stock transactions:
Net proceeds from sales	1,585,700	9,224,228	30,057,284	7,791,347
Net proceeds from reinvestment of distributions	0	278,524	0	3,531,705
Cost of shares redeemed	(6,038,634)	(7,387,944)	(26,895,533)	(14,024,812)

Net increase (decrease) in net assets from capital stock transactions	(4,452,934)	2,114,808	3,161,751	(2,701,760)

Total increase (decrease) in net assets-	(2,527,132)	1,054,572	(2,224,111)	49,950,311
Net assets at beginning of period	63,817,129	62,762,557	224,935,243	174,984,932

Net assets at end of period*-	$61,289,997	$63,817,129	$222,711,132	$224,935,243

Shares issued and repurchased:
Shares sold	149,260	874,302	1,646,819	510,886
Shares issued to shareholders from reinvestment of distributions	0	26,901	0	231,210
Shares repurchased	(568,878)	(703,175)	(1,469,975)	(932,227)

Net increase (decrease)	(419,618)	198,028	176,844	(190,131)

*Includes undistributed (overdistributed) distributions of net investment income	$4,528,709	$3,146,362	$2,179,101	$1,412,923

	Capital Growth Fund		Growth and Income Fund		CORE U.S. Equity Fund
	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$250,421	$252,200	$668,519	$5,168,287	$1,973,884	$1,559,044
Net realized gain (loss) on investments, futures, foreign currency related transactions and options	21,042,689	19,454,815	(4,927,345)	2,959,803	25,807,799	43,896,975
Net change in unrealized appreciation (depreciation)	(15,420,903)	34,898,747	2,756,197	13,210,450	(30,815,455)	20,806,331

Net increase (decrease) in net assets resulting from operations	5,872,207	54,605,762	(1,502,629)	21,338,540	(3,033,772)	66,262,350

Distributions to shareholders (Note B):
From net investment income	0	(2,660)	0	(274,206)	0	(45,539)
From net realized gain on investments	0	(2,889,577)	0	(4,305,058)	0	(1,353,110)

Net decrease in net assets resulting from distributions	0	(2,892,237)	0	(4,579,264)	0	(1,398,649)
Capital stock transactions:
Net proceeds from sales	18,317,817	63,817,730	590,154	8,262,456	12,583,029	48,157,152
Net proceeds from reinvestment of distributions	0	2,892,237	0	4,579,264	0	1,398,649
Cost of shares redeemed	(4,782,924)	(5,417,100)	(38,259,967)	(71,410,326)	(9,033,341)	(5,873,912)

Net increase (decrease) in net assets from capital stock transactions	13,534,893	61,292,867	(37,669,813)	(58,568,606)	3,549,688	43,681,889

Total increase (decrease) in net assets-	19,407,100	113,006,392	(39,172,442)	(41,809,330)	515,916	108,545,590
Net assets at beginning of period	268,155,258	155,148,866	346,480,694	388,290,024	371,539,479	262,993,889

Net assets at end of period*-	$287,562,358	$268,155,258	$307,308,252	$346,480,694	$372,055,395	$371,539,479

Shares issued and repurchased:
Shares sold	714,313	2,870,257	41,166	562,878	477,615	1,999,458
Shares issued to shareholders from reinvestment of distributions	0	131,433	0	321,001	0	58,289
Shares repurchased	(184,029)	(236,196)	(2,665,834)	(4,939,542)	(339,808)	(236,448)

Net increase (decrease)	530,284	2,765,494	(2,624,668)	(4,055,663)	137,807	1,821,299

*Includes undistributed (overdistributed) distributions of net investment income	$502,616	$252,195	$5,837,779	$5,169,260	$3,532,898	$1,559,014

	Small Cap Value Fund
	Six Months Ended 6/30/00 (Unaudited)	Year Ended 12/31/99
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$367,071	$465,654
Net realized gain (loss) on investments, futures, foreign currency related transactions and options	903,642	(9,103,794)
Net change in unrealized appreciation (depreciation)	8,640,963	8,410,385

Net increase (decrease) in net assets resulting from operations	9,911,676	(227,755)

Distributions to shareholders (Note B):
From net investment income	0	0
From net realized gain on investments	0	(18,030)

Net decrease in net assets resulting from distributions	0	(18,030)
Capital stock transactions:
Net proceeds from sales	756,846	2,990,161
Net proceeds from reinvestment of distributions	0	18,030
Cost of shares redeemed	(8,720,982)	(21,340,930)

Net increase (decrease) in net assets from capital stock transactions	(7,964,136)	(18,332,739)

Total increase (decrease) in net assets-	1,947,540	(18,578,524)
Net assets at beginning of period	81,212,649	99,791,173

Net assets at end of period*-	$83,160,189	$81,212,649

Shares issued and repurchased:
Shares sold	83,071	340,448
Shares issued to shareholders from reinvestment of distributions	0	1,969
Shares repurchased	(956,916)	(2,508,978)

Net increase (decrease)	(873,845)	(2,166,561)

*Includes undistributed (overdistributed) distributions of net investment income	$829,642	$462,571

PROTECTIVE INVESTMENT COMPANY

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period

	Six Months Ended 6/30/00 (Unaudited)	Year Ended
Global Income Fund		12/31/99	12/31/98	12/31/97	12/31/96	12/31/95
Net asset value, beginning of period	$10.477	$10.650	$10.134	$10.177	$10.074	$9.558

Income (loss) from investment operations:
Net investment income	0.282	0.496	0.422	0.558	0.628	0.607
Net realized and unrealized gain (loss)	0.047	(0.624)	0.631	0.455	0.310	0.968

Total from investment operations	0.329	(0.128)	1.053	1.013	0.938	1.575

Less Distributions:
From net investment income	0.00	0.000	(0.255)	(0.917)	(0.628)	(0.553)
In excess of net investment income	0.00	0.000	0.000	0.000	(0.036)	(0.323)
From net realized gain	0.00	(0.045)	(0.282)	(0.139)	(0.171)	(0.183)

Total distributions	0.00	(0.045)	(0.537)	(1.056)	(0.835)	(1.059)

Net asset value, end of period	$10.806	$10.477	$10.650	$10.134	$10.177	$10.074

Total Return (a)	3.15%	(1.20)%	10.40%	9.94%	9.48%	16.94%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$61,290	$63,817	$62,763	$48,883	$37,675	$31,085
Ratios to average net assets:
Net expenses (b)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses (b)	1.29%	1.29%	1.28%	1.32%	1.42%	1.50%
Net investment income (b)	4.45%	4.24%	4.71%	5.27%	5.71%	5.94%
Portfolio Turnover Rate	104%	189%	194%	369%	214%	295%
	Six Months Ended 6/30/00 (Unaudited)	Year Ended
International Equity Fund		12/31/99	12/31/98	12/31/97	12/31/96	12/31/95
Net asset value, beginning of period	$18.678	$14.305	$12.452	$12.865	$11.045	$9.581

Income (loss) from investment operations:
Net investment income	0.061	0.180	(0.018)	0.038	0.140	0.067
Net realized and unrealized gain (loss)	(0.513)	4.490	2.584	0.525	1.955	1.817

Total from investment operations	(0.452)	4.670	2.566	0.563	2.095	1.884

Less Distributions:
From net investment income	0.000	(0.054)	(0.006)	(0.238)	(0.005)	(0.076)
In excess of net investment income	0.000	0.000	0.000	0.000	0.000	(0.344)
From net realized gain		(0.243)	(0.707)	(0.738)	(0.270)	0.000

Total distributions	0.000	(0.297)	(0.713)	(0.976)	(0.275)	(0.420)

Net asset value, end of period	$18.226	$18.678	$14.305	$12.452	$12.865	$11.045

Total Return (a)	(2.40)%	33.11%	20.65%	4.42%	19.00%	19.66%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$222,711	$224,935	$174,985	$131,887	$96,736	$58,842
Ratios to average net assets:
Net expenses (b)	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Gross expenses (b)	1.31%	1.33%	1.39%	1.37%	1.38%	1.55%
Net investment income (b)	0.69%	0.47%	0.37%	0.34%	0.52%	0.96%
Portfolio Turnover Rate	53%	91%	79%	34%	38%	40%

The accompanying notes are an integral part of the financial statements.

						For the Period 6/13/95* to 12/31/95
	Six Months Ended 6/30/00 (Unaudited)	Year Ended
Capital Growth Fund		12/31/99	12/31/98	12/31/97	12/31/96
Net asset value, beginning of period	$26.293	$20.873	$15.820	$12.647	$10.613	$10.000

Income (loss) from investment operations:
Net investment income	0.022	0.025	0.081	0.104	0.134	0.080
Net realized and unrealized gain (loss)	0.488	5.697	5.427	4.243	2.209	0.613

Total from investment operations	0.510	5.722	5.508	4.347	2.343	0.693

Less Distributions:
From net investment income	0.000	0.000	(0.081)	(0.104)	(0.134)	(0.080)
In excess of net investment income	0.000	0.000	0.000	(0.000)	(0.002)	(0.000)
From net realized gain	0.000	(0.302)	(0.374)	(1.070)	(0.125)	0.000
In excess of net realized gain	0.000	0.000	0.000	(0.000)	(0.048)	0.000

Total distributions	0.000	(0.302)	(0.455)	(1.174)	(0.309)	(0.080)

Net asset value, end of period	$26.803	$26.293	$20.873	$15.820	$12.647	$10.613

Total Return (a)	1.94%	27.76%	34.76%	34.57%	22.05%	6.93%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$287,562	$268,155	$155,149	$75,042	$30,299	$10,716
Ratios to average net assets:
Net expenses (b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses (b)	0.85%	0.85%	0.86%	0.97%	1.02%	1.62%
Net investment income (b)	0.19%	0.12%	0.54%	0.90%	1.54%	2.57%
Portfolio Turnover Rate	21%	38%	28%	61%	35%	5%
	Six Months Ended 6/30/00 (Unaudited)	Year Ended
Growth and Income Fund		12/31/99	12/31/98	12/31/97	12/31/96	12/31/95
Net asset value, beginning of period	$14.716	$14.068	$15.762	$14.183	$12.197	$9.661

Income (loss) from investment operations:
Net investment income	0.060	0.221	0.193	0.132	0.266	0.246
Net realized and unrealized gain (loss)	(0.086)	0.615	(0.651)	4.030	2.987	2.854

Total from investment operations	(0.026)	0.836	(0.458)	4.162	3.253	3.100

Less Distributions:
From net investment income	0.000	(0.011)	(0.183)	(0.131)	(0.266)	(0.246)
In excess of net investment income	0.000	(0.177)	(1.053)	(2.452)	(1.001)	(0.318)
From net realized gain	0.000	0.000	0.000	0.000	0.000	(0.000)

Total distributions	0.000	(0.188)	(1.236)	(2.583)	(1.267)	(0.564)

Net asset value, end of period	$14.690	$14.716	$14.068	$15.762	$14.183	$12.197

Total Return (a)	(0.18)%	5.99%	(2.92)%	29.84%	26.82%	32.29%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$307,308	$346,481	$388,290	$356,503	$210,587	$128,076
Ratios to average net assets:
Net expenses (b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses (b)	0.86%	0.86%	0.85%	0.85%	0.88%	0.93%
Net investment income (b)	0.42%	1.41%	1.25%	0.88%	2.11%	2.36%
Portfolio Turnover Rate	47%	116%	116%	69%	49%	55%

The accompanying notes are an integral part of the financial statements.

	Six Months Ended 6/30/00 (Unaudited)	Year Ended
CORE U.S. Equity Fund		12/31/99	12/31/98	12/31/97	12/31/96	12/31/95
Net asset value, beginning of period	$27.138	$22.157	$18.409	$15.437	$13.109	$9.839

Income (loss) from investment operations:
Net investment income	0.142	0.113	0.132	0.170	0.180	0.143
Net realized and unrealized gain (loss)	(0.375)	4.973	3.981	4.568	2.706	3.470

Total from investment operations	(0.233)	5.086	4.113	4.738	2.886	3.613

Less Distributions:
From net investment income	0.000	(0.003)	(0.133)	(0.165)	(0.180)	(0.143)
In excess of net investment income	0.000	(0.102)	(0.232)	(1.601)	(0.378)	(0.200)
From net realized gain	0.000	0.000	0.000	0.000	0.000	0.000

Total distributions	0.000	(0.105)	(0.365)	(1.766)	(0.558)	(0.343)

Net asset value, end of period	$26.905	$27.138	$22.157	$18.409	$15.437	$13.109

Total Return (a)	(0.86)%	23.02%	22.33%	30.95%	21.94%	36.73%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$372,055	$371,539	$262,994	$177,210	$101,624	$56,723
Ratios to average net assets:
Net expenses (b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses (b)	0.85%	0.85%	0.85%	0.86%	0.91%	1.01%
Net investment income (b)	1.08%	0.50%	0.71%	1.06%	1.44%	1.69%
Portfolio Turnover Rate	34%	55%	48%	61%	34%	60%
	Six Months Ended 6/30/00 (Unaudited)	Year Ended
Small Cap Value Fund		12/31/99	12/31/98	12/31/97	12/31/96	12/31/95
Net asset value, beginning of period	$8.676	$8.657	$11.726	$10.022	$9.345	$8.951

Income (loss) from investment operations:
Net investment income	0.048	0.049	0.049	0.040	0.030	0.079
Net realized and unrealized gain (loss)	1.074	(0.028)	(1.885)	3.162	1.840	0.502

Total from investment operations	1.122	0.021	(1.836)	3.202	1.870	0.581

Less Distributions:
From net investment income	0.000	0.000	(0.051)	(0.038)	(0.030)	(0.079)
In excess of net investment income	0.000	(0.002)	(0.792)	(1.460)	(1.163)	(0.031)
From net realized gain	0.000	0.000	(0.390)	0.000	0.000	(0.077)

Total distributions	0.000	(0.002)	(1.233)	(1.498)	(1.193)	(0.187)

Net asset value, end of period	$9.798	$8.676	$8.657	$11.726	$10.022	$9.345

Total Return (a)	13.03%	0.24%	(15.32)%	32.20%	20.22%	6.46%
Ratios & Supplemental Data
Net Assets, end of period (000's)	$83,160	$81,213	$99,791	$107,984	$64,433	$43,830
Ratios to average net assets:
Net expenses (b)	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses (b)	0.88%	0.90%	0.89%	0.89%	0.94%	1.00%
Net investment income (b)	0.90%	0.52%	0.45%	0.38%	0.31%	1.09%
Portfolio Turnover Rate	38%	87%	96%	99%	100%	60%

The accompanying notes are an integral part of the financial statements.

*  Commencement of operations.

(a)  Total return is calculated assuming a purchase of shares at net asset value per share on the last day of the prior fiscal period and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Total return would have been lower had Protective Investment Advisors, Inc. not reimbursed certain Fund expenses.

(b)  Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

PROTECTIVE INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 2000 (Unaudited)

NOTE A – ORGANIZATION

Protective Investment Company (the "Company") was incorporated in the State of Maryland on September 2, 1993 as an open-end management investment company. The Company offers six separately managed pools of assets which have differing investment objectives and policies. The Company currently issues shares in six funds: Global Income Fund, International Equity Fund, Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund, and Small Cap Value Fund (individually a "Fund" and collectively the "Funds"). The Company had no operations prior to March 2, 1994, other than those relating to organizational matters. The initial capital contribution of $50,000, $10,000 per fund, resulting in 1,000 shares being issued by each of the Global Income Fund, International Equity Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund, was provided on March 2, 1994 by Protective Life Insurance Company. The Company commenced investment operations on March 14, 1994. On June 13, 1995 the Capital Growth Fund commenced investment operations by issuing 100,000 shares of stock to Protective Life Insurance Company ("Protective Life") in exchange for an initial contribution of $1,000,000.

The Company offers each class of its stock to separate accounts of Protective Life and Protective Life and Annuity Insurance Company as funding vehicles for certain variable annuity and variable life contracts issued by Protective Life and Protective Life and Annuity Insurance Company through separate accounts.

NOTE B – SIGNIFICANT ACCOUNTING POLICIES

The accounting policies adopted by the Company are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments – The Company's portfolio securities traded on a national securities exchange are valued at the last sale price, or, if no sale occurs, at the mean between the closing bid and closing asked prices. Portfolio securities traded over-the-counter are valued at the last sale price, or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of 61 days or more are valued on the basis of dealer-supplied quotations or by a pricing service selected by Goldman Sachs Asset Management, investment adviser to the Company, and approved by the board of directors of the Company. Short-term securities with a remaining maturity of 60 days or less are valued at their amortized cost which approximates market value. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded. Options traded over-the-counter are valued based upon prices provided by market makers in such securities or dealers in such currencies. Securities for which current market quotations are unavailable or for which quotations are not deemed by the investment adviser to be representative of market values are valued at fair value as determined in good faith pursuant to procedures established by the board of directors.

Foreign Securities – Foreign securities traded on a recognized securities exchange are valued at the last sale price in the principal market where they are traded, or, if closing prices are unavailable, at the last sale price available prior to the time a Fund's net asset value is determined. Foreign portfolio securities prices are furnished by quotation services expressed in the local currency's value and are translated into U.S. dollars at the current rate of exchange.

Repurchase Agreements – In connection with transactions in repurchase agreements, the Company's custodian takes possession of the underlying collateral securities, the fair value of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Fund may suffer a loss.

Investment Transactions – Investment security transactions are recorded on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost

Investment Income – Dividend income is recorded on the ex-dividend date, or, in the case of dividend income on foreign securities, on the ex-dividend date or when the Fund becomes aware of its declaration. Interest income is recorded on the accrual basis.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rate of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net realized exchange gains (losses) from forward foreign currency contracts,disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolios accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

Forward Currency Contracts – A forward foreign currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in the market value is recorded by the Funds as an unrealized gain or loss. The net U.S dollar value of foreign currency underlying all contractual commitments held by the Funds on each day and the resulting net unrealized appreciation, depreciation and related net receivable or payable amounts are determined by using forward currency exchange rates supplied by a quotation service. A forward may be closed prior to the contractual settlement date by entering into an offsetting position in the same currency with the same settlement terms. The unrealized gain or loss resulting from the offsetting transaction is not realized until the contractual settlement date. On the contractual settlement date the Fund recognizes a realized gain or loss equal to the difference between the value of the forward when entered into and the value of the forward on the contractual settlement date. The Funds could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. The Funds may enter into forwards in connection with planned purchases and sales of securities, to hedge specific receivables or payables against changes in future exchange rates, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and, in certain circumstances, to increase the Funds' total returns.

Call and Put Options – A call option written by a Fund obligates the Fund to sell a specified currency or security to the option holder at a specified price at any time before or on the expiration date. A put option written by a Fund obligates the Fund to purchase a specified currency or security from the option holder at a specified price at any time before or on the expiration date. These transactions involve a risk that a Fund may, upon exercise of the option, be required to sell currency or securities at a price that is less than its current market value or be required to purchase currency or securities at a price that exceeds its current market value. A Fund may also realize gains or losses by entering into closing purchase transactions identical to call or put options that have been written by the Fund in order to terminate its obligation under a call or put option. In determining the amount of gain or loss realized, the option premium paid and related transactions costs are added to the exercise price. The Funds enter into option transactions to hedge against the fluctuation in a security's value, an index's value or a foreign currency's value or to seek to increase the Funds' total returns.

Futures Contracts – In order to gain exposure to or protect against declines in security values, the Funds may buy and sell futures contracts. The Funds may also buy or write put or call options on these futures contracts. A Fund generally sells futures contracts to hedge against declines in the value of portfolio securities. A Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities. The Funds segregate assets to cover their respective commitments under such futures contracts. Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed. Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Expenses – The Company's expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated on the basis of relative average net assets, or otherwise allocated among the Funds as the board of directors may direct or approve.

Distributions – Distributions from net investment income and net realized gains, if any, are declared and distributed annually. Distributions are recorded on the ex-dividend date.

Federal Income Taxes – Each Fund of the Company is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Income distributions and capital gains distributions of a Fund are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and options, foreign currency transactions and losses deferred due to wash sales. Any permanent book and tax basis differences at fiscal year-end have been reclassified to paid-in capital to reflect the tax characterization.

At December 31, 1999, the following Funds have available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains:

Expires December 31, 2007
Global Income Fund	$1,381,249
Small Cap Value Fund	11,716,063

Under current tax law, certain capital and currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended December 31, 1999 the Global Income Fund, the Growth and Income Fund, and the Small Cap Value Fund elected to defer net capital and currency losses arising between November 1, 1999 and December 31, 1999 of $133,027, $381,571 and $1,130,359, respectively.

NOTE C – AGREEMENTS AND FEES

The Company has entered into an investment management agreement with Protective Investment Advisors, Inc. ("PIA" or the "Investment Manager"), a wholly-owned subsidiary of Protective Life Corporation, under which the Company agrees to pay for business management and administrative services furnished by the Investment Manager. For its services to the Company, the Investment Manager receives a monthly management fee based on the average daily net assets of each Fund at the following annual rates: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%.

In order to limit expenses, PIA has voluntarily undertaken to pay certain operating expenses of the Company or of any Fund to the extent that such expenses (excluding brokerage or other portfolio transaction expenses or expenses of litigation, indemnification, taxes or other extraordinary expenses, as accrued for each Fund) exceed the following percentages of that Fund's average daily net assets on an annualized basis: Global Income Fund, 1.10%; International Equity Fund, 1.10%; Capital Growth Fund, 0.80%; Growth and Income Fund, 0.80%; CORE U.S. Equity Fund, 0.80%; and Small Cap Value Fund, 0.80%. During the period ended June 30, 2000, the amount of such expenses assumed by PIA for the Global Income Fund, the International Equity Fund, the Capital Growth Fund, the Growth and Income Fund, the CORE U.S. Equity Fund and the Small Cap Value Fund were $59,143, $234,835, $67,564, $88,013, $92,050, and $33,308, respectively. PIA may terminate its obligations to pay such expenses upon 120 days notice to the Company.

Goldman Sachs Asset Management acts as the investment adviser (the "Adviser") of Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund. Goldman Sachs Asset Management-International acts as the Adviser to Global Income Fund and International Equity Fund. Each Adviser has entered into an investment advisory agreement with the Investment Manager under which the Adviser manages the investment portfolios of the Fund of which it is Adviser. As compensation for their services, the Advisers receive a monthly fee from the Investment Manager based on the average daily net assets of each Fund at the following annual rates: Global Income Fund and International Equity Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.25% of assets in excess of $200 million; Capital Growth Fund, Growth and Income Fund, CORE U.S. Equity Fund and Small Cap Value Fund, 0.40% of the first $100 million, 0.30% of the next $100 million, and 0.20% of assets in excess of $200 million.

Directors of the Company who are not interested persons receive an annual fee of $5,000 and $2,500 for each meeting attended.

NOTE D – INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the six months ended June 30, 2000, were as follows:

	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales
Global Income Fund	$49,953,810	$10,990,938	$49,964,974	$11,373,288
International Equity Fund	120,730,439	0	116,142,536	0
Capital Growth Fund	62,501,981	714,673	56,139,226	0
Growth and Income Fund	142,756,034	538,016	150,529,882	1,709,581
CORE U.S. Equity Fund	129,613,391	1,196,670	123,474,647	0
Small Cap Value Fund	29,802,757	0	38,076,079	0

The identified cost of investments in securities owned by each Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at June 30, 2000 were as follows:

		Gross Unrealized		Net Unrealized Appreciation (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Global Income Fund	$62,225,349	$1,099,375	$(1,963,488)	$(864,113)
International Equity Fund	194,822,616	37,768,501	(9,746,224)	28,022,277
Capital Growth Fund	223,013,908	74,087,594	(14,089,504)	59,998,090
Growth and Income Fund	282,068,493	46,982,267	(22,608,237)	24,374,030
CORE U.S. Equity Fund	303,258,709	90,907,314	(21,355,736)	69,551,578
Small Cap Value Fund	81,256,071	12,901,558	(10,168,032)	2,733,526

For the six months ended June 30, 2000, Goldman Sachs, the Funds' Advisor, earned approximately $1,140, $1,347, and $6,690 of brokerage commissions, respectively, from portfolio transactions executed on behalf of the Small Cap Value Fund, Capital Growth Fund, and Growth and Income Fund, respectively.

NOTE E – SHAREHOLDER TRANSACTIONS

The authorized capital stock of the Company consists of 1 billion shares, par value $.001 per share. 600 million of the authorized shares have been divided into, and may be issued in, six designated funds as follows: Global Income Fund, 100 million shares; International Equity Fund, 100 million shares; Capital Growth Fund, 100 million shares; Growth and Income Fund, 100 million shares; CORE U.S. Equity Fund, 100 million shares and Small Cap Value Fund, 100 million shares.

NOTE F – FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2000, outstanding forward exchange currency contracts, which contractually obligate the Fund to deliver currencies at a specified date, were as follows:

GLOBAL INCOME FUND	U.S. $ Cost on Origination Date
		06/30/00 U.S. $ Value	Unrealized Appreciation (Depreciation)
Foreign Currency Purchase Contracts
AUD, expiring 09/28/00 (3 contracts)	$1,733,115	$1,724,940	$(8,175)
CAD, expiring 08/25/00 (1 contract)	80,226	79,714	(512)
EUR, expiring 08/18/00-09/14/00 (3 contracts)	776,492	782,863	6,371

	2,589,833	2,587,517	(2,316)

Foreign Currency Sale Contracts
DKK, expiring 07/19/00 (1 contract)	1,110,708	1,096,942	13,766
EUR, expiring 07/13/00 (5 contracts)	17,194,481	17,625,720	(431,239)
GBP, expiring 09/14/00 (5 contracts)	7,686,574	7,701,661	(15,087)
GRD, expiring 08/10/00 (1 contract)	1,430,542	1,435,588	(5,046)
JPY, expiring 08/17/00 (5 contracts)	10,489,066	10,651,433	(162,367)

	37,911,371	38,511,344	(599,973)

Offsetting forward currency contracts not yet settled (45 contracts)			(292,044)

Net unrealized appreciation (depreciation)			$(894,333)

INTERNATIONAL EQUITY FUND Foreign Currency Purchase Contracts
CHF, expiring 07/05/00 (1 contract)	79,904	79,865	(39)
EUR, expiring 07/05/00-09/14/00 (3 contracts)	3,189,694	3,210,195	20,501
JPY, expiring 07/03/00 (1 contract)	2,154,873	2,132,229	(22,644)

	5,424,471	5,422,289	(2,182)

Foreign Currency Sale Contracts
EUR, expiring 07/13/00 (1 contract)	510,127	510,193	(66)
GBP, expiring 07/03/00-09/14/00 (4 contracts)	5,832,017	5,876,809	(44,792)
HKD, expiring 12/08/00 (2 contracts)	3,598,315	3,599,952	(1,637)
JPY, expiring 08/17/00 (4 contracts)	8,431,330	8,389,014	42,316

	18,371,789	18,375,968	(4,179)

Offsetting forward currency contracts not yet settled (20 contracts)			(448,099)

Net unrealized appreciation (depreciation)			$(454,460)

Glossary of Terms
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
DKK – Danish Krona
EUR – Euro
GBP – Great British Pound
GRD – Greek Drachma
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – United States Dollar

PROTECTIVE INVESTMENT COMPANY

DIRECTORS AND OFFICERS

D. Warren Bailey, Director
G. Ruffner Page, Jr., Director
Cleophus Thomas, Jr., Director
Michael D. Luce, Director
Carolyn King, President and Chairman
Richard J. Bielen, Director, Vice President and Compliance Officer
Jerry W. DeFoor, Vice President and Chief Accounting Officer
Kevin B. Borie, Treasurer
Steve M. Callaway, Secretary

INVESTMENT MANAGER

Protective Investment Advisors, Inc.

INVESTMENT ADVISERS

Goldman Sachs Asset Management
Goldman Sachs Asset Management International

PRINCIPAL UNDERWRITER

Investment Distributors, Inc.

Protective Investment Advisors, Inc., Investment Distributors, Inc.,
Protective Life Insurance Company and Protective Life and Annuity Insurance Company
are each subsidiaries of Protective Life Corporation

The information contained in this report is intended for general informational purposes only. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current Company and Separate Account prospectuses which contain important information concerning the Company, the Separate Account and its current public offering of variable insurance and annuity contracts.